Investment Portfolioas of March 31, 2024 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 98.2%
Communication Services 2.1%
Diversified Telecommunication Services 0.4%
Anterix, Inc.*	2,031	68,262
AST SpaceMobile, Inc.*	15,759	45,701
ATN International, Inc.	1,692	53,307
Bandwidth, Inc. "A"*	3,297	60,203
Cogent Communications Holdings, Inc.	6,480	423,338
Consolidated Communications Holdings, Inc.*	11,043	47,706
Globalstar, Inc.*	108,037	158,814
IDT Corp. "B"	2,365	89,421
Liberty Latin America Ltd. "A"*	5,223	36,404
Liberty Latin America Ltd. "C"*	19,905	139,136
Lumen Technologies, Inc.*	147,614	230,278
Ooma, Inc.*	3,495	29,812
Shenandoah Telecommunications Co.	7,395	128,451
		1,510,833
Entertainment 0.4%
Atlanta Braves Holdings, Inc. "A"*	1,542	64,610
Atlanta Braves Holdings, Inc. "C"*	6,853	267,678
Cinemark Holdings, Inc.*	16,158	290,359
Eventbrite, Inc. "A"*	11,807	64,702
IMAX Corp.*	6,903	111,622
Lions Gate Entertainment Corp. "A"*	8,765	87,212
Lions Gate Entertainment Corp. "B"* (a)	17,521	163,121
Loop Media, Inc.*	5,963	2,185
Madison Square Garden Entertainment Corp.*	5,983	234,593
Marcus Corp.	3,636	51,849
Playstudios, Inc.*	11,890	33,054
Reservoir Media, Inc.*	2,965	23,512
Sphere Entertainment Co.*	4,032	197,891
Vivid Seats, Inc. "A"*	10,437	62,518
		1,654,906
Interactive Media & Services 0.6%
Bumble, Inc. "A"*	14,769	167,628
Cargurus, Inc.*	14,101	325,451
Cars.com, Inc.*	9,670	166,131
DHI Group, Inc.*	6,256	15,953
EverQuote, Inc. "A"*	3,269	60,673
fuboTV, Inc.*	40,791	64,450
Grindr, Inc.*	6,336	64,184
MediaAlpha, Inc. "A"*	3,357	68,382
Nextdoor Holdings, Inc.*	22,740	51,165
Outbrain, Inc.*	6,599	26,066
QuinStreet, Inc.*	7,972	140,786
Shutterstock, Inc.	3,609	165,328
System1, Inc.* (a)	3,923	7,689
TrueCar, Inc.*	12,264	41,575
Vimeo, Inc.*	23,539	96,274

Yelp, Inc.*	9,868	388,799
Ziff Davis, Inc.*	6,833	430,752
ZipRecruiter, Inc. "A"*	10,314	118,508
		2,399,794
Media 0.6%
Advantage Solutions, Inc.*	12,640	54,731
AMC Networks, Inc. "A"*	4,794	58,151
Boston Omaha Corp. "A"*	3,508	54,234
Cardlytics, Inc.*	5,660	82,013
Clear Channel Outdoor Holdings, Inc.*	55,033	90,805
EchoStar Corp. "A"*	17,929	255,488
Emerald Holding, Inc.*	2,534	17,257
Entravision Communications Corp. "A"	9,050	14,842
Gambling.com Group Ltd.*	2,214	20,214
Gannett Co., Inc.*	21,472	52,392
Gray Television, Inc.	12,982	82,046
iHeartMedia, Inc. "A"*	16,153	33,760
Integral Ad Science Holding Corp.*	9,628	95,991
John Wiley & Sons, Inc. "A"	5,252	200,259
Magnite, Inc.*	20,397	219,268
PubMatic, Inc. "A"*	6,038	143,221
Scholastic Corp.	3,726	140,508
Sinclair, Inc.	5,062	68,185
Stagwell, Inc.*	12,982	80,748
TechTarget, Inc.*	3,922	129,740
TEGNA, Inc.	29,127	435,157
The E.W. Scripps Co. "A"*	8,932	35,103
Thryv Holdings, Inc.*	4,665	103,703
Townsquare Media, Inc. "A"	1,880	20,642
Urban One, Inc.*	2,940	6,784
WideOpenWest, Inc.*	7,173	25,966
		2,521,208
Wireless Telecommunication Services 0.1%
Gogo, Inc.*	9,467	83,120
Spok Holdings, Inc.	2,792	44,533
Telephone & Data Systems, Inc.	14,609	234,036
		361,689
Consumer Discretionary 10.6%
Automobile Components 1.2%
Adient PLC*	13,489	444,058
American Axle & Manufacturing Holdings, Inc.*	17,415	128,174
Cooper-Standard Holdings, Inc.*	2,694	44,613
Dana, Inc.	19,093	242,481
Dorman Products, Inc.*	3,894	375,343
Fox Factory Holding Corp.*	6,306	328,353
Gentherm, Inc.*	4,808	276,845
Goodyear Tire & Rubber Co.*	41,715	572,747
Holley, Inc.*	7,454	33,245
LCI Industries	3,681	452,984
Luminar Technologies, Inc.* (a)	43,479	85,654
Modine Manufacturing Co.*	7,646	727,823
Patrick Industries, Inc.	3,133	374,299
Solid Power, Inc.*	24,416	49,564
Standard Motor Products, Inc.	3,074	103,133
Stoneridge, Inc.*	3,963	73,078

Visteon Corp.*	4,136	486,435
XPEL, Inc.*	3,431	185,342
		4,984,171
Automobiles 0.1%
Livewire Group, Inc.* (a)	2,875	20,786
Winnebago Industries, Inc.	4,258	315,092
Workhorse Group, Inc.* (a)	22,404	5,256
		341,134
Broadline Retail 0.1%
Big Lots, Inc.*	4,709	20,390
ContextLogic, Inc. "A"*	3,478	19,790
Dillard's, Inc. "A" (a)	497	234,405
Savers Value Village, Inc.*	3,789	73,052
		347,637
Distributors 0.0%
Weyco Group, Inc.	947	30,190
Diversified Consumer Services 1.0%
2U, Inc.*	10,847	4,227
Adtalem Global Education, Inc.*	5,891	302,798
Carriage Services, Inc.	2,062	55,757
Chegg, Inc.*	16,595	125,624
Coursera, Inc.*	19,686	275,998
Duolingo, Inc.*	4,402	970,993
European Wax Center, Inc. "A"*	5,238	67,989
Frontdoor, Inc.*	12,016	391,481
Graham Holdings Co. "B"	512	393,052
Laureate Education, Inc.	19,277	280,866
Lincoln Educational Services Corp.*	3,858	39,853
Nerdy, Inc.*	9,102	26,487
OneSpaWorld Holdings Ltd.*	12,126	160,427
Perdoceo Education Corp.	9,911	174,037
Strategic Education, Inc.	3,351	348,906
Stride, Inc.*	6,307	397,656
Udemy, Inc.*	13,484	148,054
Universal Technical Institute, Inc.*	5,627	89,695
WW International, Inc.*	8,087	14,961
		4,268,861
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.*	8,256	97,338
Bally's Corp.*	4,655	64,891
Biglari Holdings, Inc. "B"*	123	23,331
BJ's Restaurants, Inc.*	3,267	118,200
Bloomin' Brands, Inc.	12,961	371,721
Bowlero Corp. "A" (a)	2,479	33,962
Brinker International, Inc.*	6,602	327,987
Carrols Restaurant Group, Inc.	4,808	45,724
Century Casinos, Inc.*	4,231	13,370
Chuy's Holdings, Inc.*	2,459	82,942
Cracker Barrel Old Country Store, Inc.	3,235	235,282
Dave & Buster's Entertainment, Inc.*	4,974	311,372
Denny's Corp.*	7,482	67,039
Dine Brands Global, Inc.	2,382	110,715
El Pollo Loco Holdings, Inc.*	4,363	42,496
Empire Resorts, Inc.* (b)	587	0
Everi Holdings, Inc.*	11,681	117,394
First Watch Restaurant Group, Inc.*	3,430	84,447

Full House Resorts, Inc.*	5,234	29,153
Global Business Travel Group I*	5,055	30,381
Golden Entertainment, Inc.	2,912	107,249
Hilton Grand Vacations, Inc.*	11,653	550,138
Inspired Entertainment, Inc.*	3,227	31,818
International Game Technology PLC	16,321	368,691
Jack in the Box, Inc.	2,880	197,222
Krispy Kreme, Inc.	12,774	194,612
Kura Sushi USA, Inc. "A"*	900	103,644
Life Time Group Holdings, Inc.*	6,871	106,638
Light & Wonder, Inc.*	13,410	1,369,027
Lindblad Expeditions Holdings, Inc.*	5,451	50,858
Monarch Casino & Resort, Inc.	2,044	153,280
Mondee Holdings, Inc.* (a)	7,030	16,239
Nathan's Famous, Inc.	408	28,886
Noodles & Co.*	6,217	11,874
Papa John's International, Inc.	4,865	324,009
PlayAGS, Inc.*	5,724	51,402
Portillo's, Inc. "A"*	6,985	99,047
Potbelly Corp.*	4,050	49,046
RCI Hospitality Holdings, Inc.	1,342	77,836
Red Robin Gourmet Burgers, Inc.* (a)	2,485	19,035
Red Rock Resorts, Inc. "A"	7,136	426,876
Rush Street Interactive, Inc.*	9,873	64,273
Sabre Corp.*	48,795	118,084
Shake Shack, Inc. "A"*	5,646	587,353
Six Flags Entertainment Corp.*	10,919	287,388
Super Group SGHC Ltd.*	21,111	72,833
Sweetgreen, Inc. "A"*	14,398	363,693
Target Hospitality Corp.*	4,840	52,611
The Cheesecake Factory, Inc.	7,095	256,484
The ONE Group Hospitality, Inc.*	3,589	19,991
United Parks & Resorts, Inc.*	5,484	308,256
Xponential Fitness, Inc. "A"*	3,203	52,978
		8,729,116
Household Durables 2.4%
Beazer Homes U.S.A., Inc.*	4,447	145,862
Cavco Industries, Inc.*	1,236	493,238
Century Communities, Inc.	4,193	404,624
Cricut, Inc. "A"	7,406	35,253
Dream Finders Homes, Inc. "A"*	3,672	160,577
Ethan Allen Interiors, Inc.	3,291	113,770
GoPro, Inc. "A"*	19,559	43,617
Green Brick Partners, Inc.*	3,842	231,404
Helen of Troy Ltd.*	3,526	406,336
Hooker Furnishings Corp.	1,503	36,087
Hovnanian Enterprises, Inc. "A"*	725	113,781
Installed Building Products, Inc.	3,523	911,506
iRobot Corp.*	4,023	35,241
KB Home	10,087	714,966
Landsea Homes Corp.*	3,047	44,273
La-Z-Boy, Inc.	6,368	239,564
Legacy Housing Corp.*	1,539	33,119
LGI Homes, Inc.*	3,067	356,907
Lovesac Co.*	1,945	43,957
M.D.C. Holdings, Inc.	8,942	562,541
M/I Homes, Inc.*	4,023	548,295
Meritage Homes Corp.	5,432	953,099

Purple Innovation, Inc.	7,384	12,848
Skyline Champion Corp.*	8,046	683,990
Snap One Holdings Corp.*	2,554	22,015
Sonos, Inc.*	18,220	347,273
Taylor Morrison Home Corp.*	15,410	958,040
Traeger, Inc.*	5,469	13,837
Tri Pointe Home, Inc.*	14,411	557,129
United Homes Group, Inc.* (a)	896	6,263
Vizio Holding Corp. "A"*	11,680	127,779
VOXX International Corp.*	1,679	13,701
Worthington Enterprises, Inc.	4,582	285,138
		9,656,030
Leisure Products 0.4%
Acushnet Holdings Corp.	4,446	293,214
AMMO, Inc.*	13,274	36,503
Clarus Corp.	4,834	32,630
Escalade, Inc.	1,376	18,920
Funko, Inc. "A"*	5,568	34,744
JAKKS Pacific, Inc.*	1,093	26,997
Johnson Outdoors, Inc. "A"	866	39,931
Latham Group, Inc.*	5,015	19,859
Malibu Boats, Inc. "A"*	2,950	127,676
Marine Products Corp.	1,019	11,973
MasterCraft Boat Holdings, Inc.*	2,486	58,968
Smith & Wesson Brands, Inc.	6,969	120,982
Solo Brands, Inc. "A"* (a)	3,177	6,894
Sturm Ruger & Co., Inc.	2,540	117,221
Topgolf Callaway Brands Corp.*	21,669	350,388
Vista Outdoor, Inc.*	8,533	279,712
		1,576,612
Specialty Retail 2.7%
1-800-Flowers.com, Inc. "A"*	3,967	42,963
Aaron's Co., Inc.	4,196	31,470
Abercrombie & Fitch Co. "A"*	7,257	909,520
Academy Sports & Outdoors, Inc.	10,781	728,149
American Eagle Outfitters, Inc.	27,068	698,084
America's Car-Mart, Inc.*	895	57,164
Arko Corp.	11,807	67,300
Asbury Automotive Group, Inc.*	3,076	725,259
Bark, Inc.*	19,032	23,600
Beyond, Inc.*	6,651	238,837
Big 5 Sporting Goods Corp.	2,726	9,595
Boot Barn Holdings, Inc.*	4,460	424,369
Build-a-bear Workshop, Inc.	2,068	61,771
Caleres, Inc.	5,139	210,853
Camping World Holdings, Inc. "A"	6,087	169,523
CarParts.com, Inc.*	7,729	12,521
Carvana Co.* (a)	15,315	1,346,342
Cato Corp. "A"	3,005	17,339
Designer Brands, Inc. "A"	6,581	71,930
Destination XL Group, Inc.*	8,701	31,324
Duluth Holdings, Inc. "B"*	1,464	7,174
Envela Corp.*	1,116	5,156
Evgo, Inc.*	15,991	40,137
Foot Locker, Inc.	12,176	347,016
Genesco, Inc.*	1,677	47,191
Group 1 Automotive, Inc.	2,035	594,688
GrowGeneration Corp.*	8,491	24,284

Guess?, Inc.	4,282	134,754
Haverty Furniture Companies, Inc.	2,256	76,975
Hibbett, Inc.	1,676	128,733
J Jill, Inc.*	699	22,347
Lands' End, Inc.*	2,303	25,080
Lazydays Holdings, Inc.*	1,095	4,413
Leslie's, Inc.*	26,926	175,019
MarineMax, Inc.*	3,246	107,962
Monro, Inc.	4,497	141,835
National Vision Holdings, Inc.*	11,388	252,358
ODP Corp.*	4,781	253,632
OneWater Marine, Inc. "A"*	1,719	48,390
PetMed Express, Inc.	3,002	14,380
Rent the Runway, Inc. "A"*	8,589	2,967
Revolve Group, Inc.* (a)	5,835	123,527
Sally Beauty Holdings, Inc.*	15,749	195,603
Shoe Carnival, Inc.	2,667	97,719
Signet Jewelers Ltd.	6,460	646,452
Sleep Number Corp.*	3,168	50,783
Sonic Automotive, Inc. "A"	2,229	126,919
Sportsman's Warehouse Holdings, Inc.*	5,863	18,234
Stitch Fix, Inc. "A"*	13,006	34,336
The Buckle, Inc.	4,496	181,054
The Children's Place, Inc.*	1,862	21,487
ThredUp, Inc. "A"*	11,399	22,798
Tile Shop Holdings, Inc.*	4,425	31,108
Tilly's, Inc. "A"*	3,094	21,039
Torrid Holdings, Inc.* (a)	2,036	9,936
Upbound Group, Inc.	7,845	276,222
Urban Outfitters, Inc.*	9,452	410,406
Warby Parker, Inc. "A"*	13,027	177,297
Winmark Corp.	416	150,467
Zumiez, Inc.*	2,295	34,861
		10,962,652
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Inc. "A"*	14,126	9,805
Figs, Inc. "A"*	18,353	91,398
Fossil Group, Inc.*	6,194	6,318
G-III Apparel Group Ltd.*	6,078	176,323
Hanesbrands, Inc.*	53,085	307,893
Kontoor Brands, Inc.	8,370	504,293
Movado Group, Inc.	2,394	66,864
Oxford Industries, Inc.	2,207	248,067
Rocky Brands, Inc.	1,178	31,959
Steven Madden Ltd.	10,901	460,894
Vera Bradley, Inc.*	4,020	27,336
Wolverine World Wide, Inc.	11,976	134,251
		2,065,401
Consumer Staples 3.2%
Beverages 0.4%
Coca-Cola Consolidated, Inc.	713	603,491
MGP Ingredients, Inc.	2,329	200,597
National Beverage Corp.*	3,469	164,639
Primo Water Corp.	23,506	428,044
The Duckhorn Portfolio, Inc.*	7,730	71,966

The Vita Coco Co., Inc*	5,451	133,168
Zevia PBC "A"*	3,890	4,551
		1,606,456
Consumer Staples Distribution & Retail 0.6%
HF Foods Group, Inc.*	5,637	19,729
Ingles Markets, Inc. "A"	2,155	165,245
Natural Grocers by Vitamin Cottage, Inc.	1,461	26,371
PriceSmart, Inc.	3,805	319,620
SpartanNash Co.	5,258	106,264
Sprouts Farmers Market, Inc.*	15,206	980,483
The Andersons, Inc.	4,799	275,319
The Chefs' Warehouse, Inc.*	5,139	193,535
United Natural Foods, Inc.*	8,490	97,550
Village Super Market, Inc. "A"	1,335	38,194
Weis Markets, Inc.	2,404	154,818
		2,377,128
Food Products 0.8%
Alico, Inc.	1,104	32,325
B&G Foods, Inc.	11,611	132,830
Benson Hill, Inc.*	25,963	5,206
Beyond Meat, Inc.* (a)	9,096	75,315
BRC, Inc. "A"* (a)	5,881	25,171
Calavo Growers, Inc.	2,599	72,278
Cal-Maine Foods, Inc.	6,048	355,925
Dole PLC	10,379	123,821
Forafric Global PLC*	793	8,215
Fresh Del Monte Produce, Inc.	4,920	127,477
Hain Celestial Group, Inc.*	12,938	101,693
J & J Snack Foods Corp.	2,241	323,959
John B. Sanfilippo & Son, Inc.	1,298	137,484
Lancaster Colony Corp.	2,904	602,958
Limoneira Co.	2,653	51,893
Mission Produce, Inc.*	7,541	89,512
Seneca Foods Corp. "A"*	758	43,130
Simply Good Foods Co.*	13,483	458,826
Sunopta, Inc.*	14,124	97,032
TreeHouse Foods, Inc.*	7,560	294,462
Utz Brands, Inc.	10,500	193,620
Vital Farms, Inc.*	4,496	104,532
Westrock Coffee Co.* (a)	4,428	45,741
		3,503,405
Household Products 0.3%
Central Garden & Pet Co.*	1,483	63,517
Central Garden & Pet Co. "A"*	7,600	280,592
Energizer Holdings, Inc.	10,567	311,092
Oil-Dri Corp. of America	745	55,547
WD-40 Co.	2,018	511,180
		1,221,928
Personal Care Products 1.0%
BellRing Brands, Inc.*	19,637	1,159,172
Edgewell Personal Care Co.	7,313	282,574
elf Beauty, Inc.*	8,019	1,571,965
Herbalife Ltd.*	14,521	145,936
Inter Parfums, Inc.	2,719	382,047
Medifast, Inc.	1,538	58,936
Nature's Sunshine Products, Inc.*	1,954	40,585
Nu Skin Enterprises, Inc. "A"	7,607	105,205

The Beauty Health Co.*	12,727	56,508
USANA Health Sciences, Inc.*	1,757	85,214
Waldencast PLC "A"*	3,573	23,224
		3,911,366
Tobacco 0.1%
Ispire Technology, Inc.*	2,625	16,091
Turning Point Brands, Inc.	2,645	77,499
Universal Corp.	3,552	183,709
Vector Group Ltd.	21,561	236,309
		513,608
Energy 7.1%
Energy Equipment & Services 2.5%
Archrock, Inc.	20,485	402,940
Atlas Energy Solutions, Inc.	2,708	61,255
Borr Drilling Ltd.*	32,158	220,282
Bristow Group, Inc.*	3,543	96,370
Cactus, Inc. "A"	9,685	485,122
ChampionX Corp.	29,200	1,047,988
Core Laboratories, Inc.	7,110	121,439
Diamond Offshore Drilling, Inc.*	14,811	202,022
DMC Global, Inc.*	2,839	55,332
Dril-Quip, Inc.*	5,150	116,029
Expro Group Holdings NV*	13,500	269,595
Forum Energy Technologies, Inc.*	1,552	31,009
Helix Energy Solutions Group, Inc.*	21,776	236,052
Helmerich & Payne, Inc.	14,561	612,436
KLX Energy Services Holdings, Inc.*	2,042	15,805
Kodiak Gas Services, Inc.	2,398	65,561
Liberty Energy, Inc.	24,571	509,111
Mammoth Energy Services, Inc.*	3,702	13,475
Nabors Industries Ltd.*	1,388	119,548
Newpark Resources, Inc.*	11,594	83,709
Noble Corp. PLC	16,763	812,838
Oceaneering International, Inc.*	15,134	354,136
Oil States International, Inc.*	9,417	58,009
Patterson-UTI Energy, Inc.	52,847	630,993
ProFrac Holding Corp. "A"* (a)	4,207	35,171
ProPetro Holding Corp.*	13,884	112,183
Ranger Energy Services, Inc.	1,967	22,207
RPC, Inc.	12,953	100,256
SEACOR Marine Holdings, Inc.*	3,814	53,167
Seadrill Ltd.*	6,889	346,517
Select Water Solutions, Inc.	12,176	112,384
Solaris Oilfield Infrastructure, Inc. "A"	4,355	37,758
TETRA Technologies, Inc.*	18,868	83,585
Tidewater, Inc.*	6,895	634,340
U.S. Silica Holdings, Inc.*	11,522	142,988
Valaris Ltd.*	8,801	662,363
Weatherford International PLC*	10,599	1,223,337
		10,187,312
Oil, Gas & Consumable Fuels 4.6%
Amplify Energy Corp.*	5,173	34,194
Ardmore Shipping Corp.	6,250	102,625
Berry Corp.	11,687	94,080
California Resources Corp.	10,416	573,922
Centrus Energy Corp. "A"*	1,750	72,678

Chord Energy Corp.	6,237	1,111,683
Civitas Resources, Inc.	12,051	914,791
Clean Energy Fuels Corp.*	26,011	69,709
CNX Resources Corp.*	23,118	548,359
Comstock Resources, Inc. (a)	13,889	128,890
CONSOL Energy, Inc.	4,543	380,522
Crescent Energy Co. "A"	11,724	139,516
CVR Energy, Inc.	4,286	152,839
Delek U.S. Holdings, Inc.	9,430	289,878
DHT Holdings, Inc.	20,047	230,541
Dorian LPG Ltd.	5,058	194,531
Empire Petroleum Corp.*	2,172	11,099
Encore Energy Corp.*	24,142	105,742
Energy Fuels, Inc.*	23,783	149,595
Equitrans Midstream Corp.	64,747	808,690
Evolution Petroleum Corp.	4,805	29,503
Excelerate Energy, Inc. "A"	2,858	45,785
FLEX LNG Ltd.	4,309	109,578
FutureFuel Corp.	4,335	34,897
Gevo, Inc.*	36,102	27,752
Golar LNG Ltd.	14,888	358,205
Granite Ridge Resources, Inc.	5,138	33,397
Green Plains, Inc.*	8,577	198,300
Gulfport Energy Corp.*	1,654	264,838
Hallador Energy Co.*	3,581	19,087
HighPeak Energy, Inc.	1,682	26,525
International Seaways, Inc.	6,056	322,179
Kinetik Holdings, Inc.	5,413	215,816
Kosmos Energy Ltd.*	67,251	400,816
Magnolia Oil & Gas Corp. "A" (a)	26,156	678,748
Matador Resources Co.	16,804	1,122,003
Murphy Oil Corp.	21,544	984,561
NACCO Industries, Inc. "A"	702	21,200
NextDecade Corp*	11,837	67,234
Nordic American Tankers Ltd.	31,120	121,990
Northern Oil and Gas, Inc.	13,027	516,911
Overseas Shipholding Group, Inc. "A"	9,345	59,808
Par Pacific Holdings, Inc.*	8,270	306,486
PBF Energy, Inc. "A"	16,342	940,809
Peabody Energy Corp.	16,646	403,832
Permian Resources Corp.	67,628	1,194,310
PrimeEnergy Resources Corp.*	116	11,629
REX American Resources Corp.*	2,380	139,730
Riley Exploration Permian, Inc.	1,367	45,111
Ring Energy, Inc.*	16,278	31,905
Sandridge Energy, Inc.	4,968	72,384
Scorpio Tankers, Inc.	7,114	509,007
SFL Corp. Ltd.	17,377	229,029
SilverBow Resources, Inc.*	3,472	118,534
Sitio Royalties Corp. "A"	12,376	305,935
SM Energy Co.	17,158	855,326
Talos Energy, Inc.*	20,691	288,226
Teekay Corp.*	9,249	67,333
Teekay Tankers Ltd. "A"	3,481	203,325
Tellurian, Inc.*	82,205	54,370
Uranium Energy Corp.*	56,971	384,554
Vaalco Energy, Inc.	14,794	103,114
Verde Clean Fuels, Inc.*	668	2,672

Vertex Energy, Inc.* (a)	9,336	13,070
Vital Energy, Inc.*	3,547	186,359
Vitesse Energy, Inc.	3,893	92,381
W&T Offshore, Inc.	14,838	39,321
World Kinect Corp.	9,049	239,346
		18,611,115
Financials 15.6%
Banks 8.2%
1st Source Corp.	2,412	126,437
ACNB Corp.	1,289	48,466
Amalgamated Financial Corp.	2,620	62,880
Amerant Bancorp, Inc.	3,682	85,754
American National Bankshares, Inc.	1,563	74,649
Ameris Bancorp.	9,785	473,398
Ames National Corp.	1,212	24,458
Arrow Financial Corp.	2,245	56,170
Associated Banc-Corp.	22,495	483,867
Atlantic Union Bankshares Corp.	11,178	394,695
Axos Financial, Inc.*	8,068	435,995
Banc of California, Inc.	20,178	306,907
BancFirst Corp.	3,285	289,179
Bank First Corp.	1,343	116,398
Bank of Hawaii Corp.	5,824	363,359
Bank of Marin Bancorp.	2,469	41,405
Bank of NT Butterfield & Son Ltd.	7,293	233,303
Bank7 Corp.	616	17,371
BankUnited, Inc.	10,995	307,860
Bankwell Financial Group, Inc.	828	21,478
Banner Corp.	5,013	240,624
Bar Harbor Bankshares	2,090	55,343
BayCom Corp.	1,656	34,130
BCB Bancorp., Inc.	2,434	25,435
Berkshire Hills Bancorp., Inc.	6,306	144,534
Blue Foundry Bancorp.*	3,625	33,930
Blue Ridge Bankshares, Inc.	2,178	5,859
Bridgewater Bancshares, Inc.*	2,833	32,976
Brookline Bancorp., Inc.	12,621	125,705
Burke & Herbert Financial Services Corp.	998	55,918
Business First Bancshares, Inc.	3,537	78,804
Byline Bancorp., Inc.	3,758	81,624
C&F Financial Corp.	502	24,598
Cadence Bank	27,193	788,597
Cambridge Bancorp.	1,153	78,588
Camden National Corp.	2,206	73,945
Capital Bancorp., Inc	1,368	28,495
Capital City Bank Group, Inc.	1,936	53,627
Capitol Federal Financial, Inc.	18,014	107,363
Capstar Financial Holdings, Inc.	2,858	57,446
Carter Bankshares, Inc.*	3,456	43,684
Cathay General Bancorp.	10,333	390,897
Central Pacific Financial Corp.	3,744	73,944
Central Valley Community Bancorp.	1,541	30,650
Chemung Financial Corp.	528	22,429
ChoiceOne Financial Services, Inc.	1,056	28,882
Citizens & Northern Corp.	2,323	43,626
Citizens Financial Services, Inc.	590	29,028
City Holding Co.	2,213	230,639

Civista Bancshares, Inc.	2,323	35,728
CNB Financial Corp.	2,882	58,764
Coastal Financial Corp.*	1,619	62,931
Codorus Valley Bancorp., Inc.	1,463	33,298
Colony Bankcorp, Inc.	2,487	28,601
Columbia Financial, Inc.*	4,223	72,678
Community Bank System, Inc.	7,898	379,341
Community Trust Bancorp., Inc.	2,217	94,555
ConnectOne Bancorp., Inc.	5,276	102,882
CrossFirst Bankshares, Inc.*	6,780	93,835
Customers Bancorp., Inc.*	4,233	224,603
CVB Financial Corp.	19,651	350,574
Dime Community Bancshares, Inc.	5,253	101,173
Eagle Bancorp., Inc.	4,473	105,071
Eastern Bankshares, Inc.	22,755	313,564
Enterprise Bancorp., Inc.	1,421	36,903
Enterprise Financial Services Corp.	5,307	215,252
Equity Bancshares, Inc. "A"	2,278	78,295
Esquire Financial Holdings, Inc.	1,063	50,461
ESSA Bancorp., Inc.	1,317	24,009
Evans Bancorp., Inc.	786	23,470
Farmers & Merchants Bancorp., Inc.	1,985	44,246
Farmers National Banc Corp.	5,686	75,965
FB Financial Corp.	5,179	195,041
Fidelity D&D Bancorp, Inc. (a)	712	34,482
Financial Institutions, Inc.	2,361	44,434
First BanCorp.	24,615	431,747
First BanCorp. - North Carolina	5,810	209,857
First Bancorp., Inc.	1,353	33,338
First Bancshares, Inc.	4,696	121,861
First Bank	2,767	38,019
First Busey Corp.	7,560	181,818
First Business Financial Services, Inc.	1,202	45,075
First Commonwealth Financial Corp.	14,955	208,174
First Community Bancshares, Inc.	2,449	84,809
First Community Corp.	1,149	20,027
First Financial Bancorp.	13,868	310,921
First Financial Bankshares, Inc.	19,350	634,873
First Financial Corp.	1,727	66,196
First Foundation, Inc.	7,605	57,418
First Interstate BancSystem, Inc. "A"	12,278	334,084
First Merchants Corp.	8,693	303,386
First Mid Bancshares, Inc.	3,286	107,386
First of Long Island Corp.	3,309	36,697
First Western Financial, Inc.*	1,154	16,825
Five Star Bancorp.	1,921	43,223
Flushing Financial Corp.	3,870	48,801
FS Bancorp, Inc.	1,028	35,682
Fulton Financial Corp.	23,741	377,244
FVCBankcorp, Inc.*	2,180	26,552
German American Bancorp., Inc.	4,237	146,770
Glacier Bancorp., Inc.	16,554	666,795
Great Southern Bancorp., Inc.	1,270	69,621
Greene County Bancorp., Inc.	994	28,617
Guaranty Bancshares, Inc.	1,334	40,500
Hancock Whitney Corp.	12,955	596,448
Hanmi Financial Corp.	4,696	74,760
HarborOne Bancorp, Inc.	6,289	67,041

HBT Financial, Inc.	1,911	36,385
Heartland Financial U.S.A., Inc.	6,179	217,192
Heritage Commerce Corp.	8,401	72,081
Heritage Financial Corp.	5,343	103,601
Hilltop Holdings, Inc.	6,889	215,763
Hingham Institution For Savings	217	37,858
Home Bancorp., Inc.	1,080	41,375
Home BancShares, Inc.	27,937	686,412
HomeStreet, Inc.	2,935	44,172
HomeTrust Bancshares, Inc.	2,270	62,062
Hope Bancorp., Inc.	16,894	194,450
Horizon Bancorp, Inc.	6,578	84,396
Independent Bank Corp.	9,335	410,744
Independent Bank Group, Inc.	5,309	242,356
International Bancshares Corp.	8,049	451,871
John Marshall Bancorp, Inc.	1,953	34,998
Kearny Financial Corp.	8,760	56,414
Lakeland Bancorp., Inc.	9,008	108,997
Lakeland Financial Corp.	3,657	242,532
LCNB Corp.	1,551	24,723
Live Oak Bancshares, Inc.	4,968	206,222
Macatawa Bank Corp.	4,162	40,746
MainStreet Bancshares, Inc.	1,126	20,448
Mercantile Bank Corp.	2,420	93,146
Metrocity Bankshares, Inc.	2,860	71,386
Metropolitan Bank Holding Corp.*	1,555	59,868
Mid Penn Bancorp, Inc.	2,190	43,822
Middlefield Banc Corp.	1,211	28,919
Midland States Bancorp., Inc.	2,953	74,209
MidWestOne Financial Group, Inc.	2,025	47,466
MVB Financial Corp.	1,765	39,377
National Bank Holdings Corp. "A"	5,368	193,624
National Bankshares, Inc.	837	27,964
NBT Bancorp., Inc.	6,755	247,773
Nicolet Bankshares, Inc.	1,949	167,595
Northeast Bank	1,025	56,724
Northeast Community Bancorp, Inc.	2,038	32,058
Northfield Bancorp., Inc.	5,798	56,357
Northrim BanCorp., Inc.	803	40,560
Northwest Bancshares, Inc.	18,632	217,063
Norwood Financial Corp.	1,119	30,448
Oak Valley Bancorp.	1,057	26,192
OceanFirst Financial Corp.	8,417	138,123
OFG Bancorp.	6,822	251,118
Old National Bancorp.	43,735	761,426
Old Second Bancorp., Inc.	6,491	89,835
Orange County Bancorp, Inc.	799	36,754
Origin Bancorp, Inc.	4,228	132,083
Orrstown Financial Services, Inc.	1,624	43,474
Pacific Premier Bancorp., Inc.	13,961	335,064
Park National Corp.	2,124	288,545
Parke Bancorp., Inc.	1,705	29,369
Pathward Financial, Inc.	3,825	193,086
PCB Bancorp.	1,703	27,810
Peapack-Gladstone Financial Corp.	2,612	63,550
Penns Woods Bancorp., Inc.	999	19,391
Peoples Bancorp., Inc.	5,093	150,804
Peoples Financial Services Corp.	942	40,610

Pioneer Bancorp., Inc.*	1,471	14,431
Plumas Bancorp.	843	31,014
Ponce Financial Group, Inc.*	2,778	24,724
Preferred Bank	1,921	147,475
Premier Financial Corp.	5,415	109,925
Primis Financial Corp.	2,798	34,052
Princeton Bancorp, Inc.	758	23,331
Provident Financial Services, Inc.	10,696	155,841
QCR Holdings, Inc.	2,518	152,943
RBB Bancorp.	2,590	46,646
Red River Bancshares, Inc.	756	37,641
Renasant Corp.	8,129	254,600
Republic Bancorp., Inc. "A"	1,202	61,302
S&T Bancorp., Inc.	5,698	182,792
Sandy Spring Bancorp., Inc.	6,374	147,749
Seacoast Banking Corp. of Florida	12,441	315,877
ServisFirst Bancshares, Inc.	7,550	501,018
Shore Bancshares, Inc.	4,634	53,291
Sierra Bancorp.	2,147	43,369
Simmons First National Corp. "A"	18,314	356,390
SmartFinancial, Inc.	2,422	51,032
South Plains Financial, Inc.	1,839	49,212
Southern First Bancshares, Inc.*	1,130	35,889
Southern Missouri Bancorp., Inc.	1,419	62,024
Southern States Bancshares, Inc.	1,190	30,845
Southside Bancshares, Inc.	4,148	121,246
SouthState Corp.	11,352	965,261
Stellar Bancorp, Inc.	7,116	173,346
Sterling Bancorp., Inc.*	3,460	17,854
Stock Yards Bancorp., Inc.	3,958	193,586
Summit Financial Group, Inc.	1,703	46,253
Texas Capital Bancshares, Inc.*	6,968	428,880
The Bancorp, Inc.*	7,675	256,805
Third Coast Bancshares, Inc.*	1,857	37,177
Timberland Bancorp., Inc.	1,124	30,258
Tompkins Financial Corp.	1,993	100,228
TowneBank	10,352	290,477
TriCo Bancshares	4,530	166,613
Triumph Financial, Inc.*	3,291	261,042
TrustCo Bank Corp. NY	2,633	74,145
Trustmark Corp.	9,147	257,122
UMB Financial Corp.	6,622	576,048
United Bankshares, Inc.	19,534	699,122
United Community Banks, Inc.	17,181	452,204
Unity Bancorp., Inc.	1,028	28,373
Univest Financial Corp.	4,133	86,049
USCB Financial Holdings, Inc.	1,558	17,761
Valley National Bancorp.	64,369	512,377
Veritex Holdings, Inc.	7,631	156,359
Virginia National Bankshares Corp.	702	21,130
WaFd, Inc.	10,178	295,467
Washington Trust Bancorp., Inc.	2,617	70,345
WesBanco, Inc.	8,448	251,835
West BanCorp, Inc.	2,509	44,735
Westamerica BanCorp.	3,799	185,695
WSFS Financial Corp.	9,011	406,757
		33,269,424

Capital Markets 1.4%
AlTi Global, Inc.*	3,321	18,797
Artisan Partners Asset Management, Inc. "A"	9,194	420,809
AssetMark Financial Holdings, Inc.*	3,362	119,048
B. Riley Financial, Inc. (a)	3,111	65,860
Bakkt Holdings, Inc.*	11,119	5,112
BGC Group, Inc. "A"	52,995	411,771
Brightsphere Investment Group, Inc.	4,930	112,601
Cohen & Steers, Inc.	3,873	297,795
Diamond Hill Investment Group, Inc.	396	61,051
Donnelley Financial Solutions, Inc.*	3,734	231,545
Forge Global Holdings, Inc.*	17,106	33,015
GCM Grosvenor, Inc. "A"	6,451	62,317
Hamilton Lane, Inc. "A"	5,460	615,670
MarketWise, Inc.	5,085	8,797
Moelis & Co. "A"	9,988	567,019
Open Lending Corp. "A"*	14,361	89,900
P10, Inc. "A"	6,710	56,498
Patria Investments Ltd. "A"	8,266	122,667
Perella Weinberg Partners	6,556	92,636
Piper Sandler Companies	2,587	513,494
PJT Partners, Inc. "A"	3,535	333,209
Silvercrest Asset Management Group, Inc. "A"	1,553	24,553
StepStone Group, Inc. "A"	8,219	293,747
StoneX Group, Inc.*	4,006	281,462
Value Line, Inc.	100	4,050
Victory Capital Holdings, Inc. "A"	3,982	168,956
Virtus Investment Partners, Inc.	1,017	252,196
WisdomTree, Inc.	20,889	191,970
		5,456,545
Consumer Finance 0.7%
Atlanticus Holdings Corp.*	743	21,985
Bread Financial Holdings, Inc.	7,480	278,555
Consumer Portfolio Services, Inc.*	1,314	9,934
Encore Capital Group, Inc.*	3,390	154,618
Enova International, Inc.*	4,278	268,787
FirstCash Holdings, Inc.	5,605	714,862
Green Dot Corp. "A"*	7,111	66,346
LendingClub Corp.*	16,178	142,205
LendingTree, Inc.*	1,547	65,500
Navient Corp.	12,601	219,257
Nelnet, Inc. "A"	1,956	185,135
NerdWallet, Inc. "A"*	4,774	70,178
OppFi, Inc.*	1,931	4,828
PRA Group, Inc.*	5,843	152,385
PROG Holdings, Inc.	6,487	223,412
Regional Management Corp.	1,129	27,333
Upstart Holdings, Inc.* (a)	11,151	299,850
World Acceptance Corp.*	608	88,148
		2,993,318
Financial Services 2.4%
Acacia Research Corp.*	6,132	32,684
Alerus Financial Corp.	2,786	60,818
A-Mark Precious Metals, Inc.	2,654	81,451
AvidXchange Holdings, Inc.*	22,482	295,638
Banco Latinoamericano de Comercio Exterior SA	4,219	124,967
Cannae Holdings, Inc.*	9,668	215,016
Cantaloupe, Inc.*	8,950	57,549

Cass Information Systems, Inc.	2,103	101,302
Compass Diversified Holdings	9,280	223,370
Enact Holdings, Inc.	4,292	133,825
Essent Group Ltd.	15,632	930,260
EVERTEC, Inc.	9,682	386,312
Federal Agricultural Mortgage Corp. "C"	1,363	268,348
Finance of America Companies, Inc. "A"*	8,759	6,439
Flywire Corp.*	15,951	395,744
I3 Verticals, Inc. "A"*	3,516	80,481
International Money Express, Inc.*	4,834	110,360
Jackson Financial, Inc. "A"	11,817	781,576
Marqeta, Inc. "A"*	70,736	421,587
Merchants Bancorp.	2,394	103,373
Mr Cooper Group, Inc.*	9,636	751,126
NewtekOne, Inc.	3,570	39,270
NMI Holdings, Inc. "A"*	11,942	386,204
Ocwen Financial Corp.*	1,032	27,874
Pagseguro Digital Ltd. "A"*	29,396	419,775
Payoneer Global, Inc.*	40,140	195,080
Paysafe Ltd.*	5,109	80,671
Paysign, Inc.*	5,141	18,816
PennyMac Financial Services, Inc.	3,820	347,964
Priority Technology Holdings, Inc.*	1,983	6,484
Radian Group, Inc.	22,746	761,309
Remitly Global, Inc.*	20,173	418,388
Repay Holdings Corp.*	12,525	137,775
Security National Financial Corp. "A"*	1,975	15,622
StoneCo., Ltd. "A"*	43,171	717,070
SWK Holdings Corp.*	529	9,215
Velocity Financial, Inc.*	1,318	23,724
Walker & Dunlop, Inc.	4,728	477,812
Waterstone Financial, Inc.	2,474	30,109
		9,675,388
Insurance 1.8%
Ambac Financial Group, Inc.*	6,782	106,003
American Coastal Insurance Corp. "C"*	3,048	32,583
American Equity Investment Life Holding Co.*	11,653	655,132
AMERISAFE, Inc.	2,911	146,045
BRP Group, Inc. "A"*	8,889	257,248
CNO Financial Group, Inc.	16,658	457,762
Crawford & Co. "A"	2,247	21,189
Donegal Group, Inc. "A"	2,368	33,484
eHealth, Inc.*	4,182	25,217
Employers Holdings, Inc.	3,821	173,435
Enstar Group Ltd.*	1,778	552,531
F&G Annuities & Life, Inc.	2,727	110,580
Fidelis Insurance Holdings Ltd.	8,802	171,463
Genworth Financial, Inc. "A"*	66,364	426,720
GoHealth, Inc. "A"*	620	6,516
Goosehead Insurance, Inc. "A"*	3,250	216,515
Greenlight Capital Re Ltd. "A"*	4,176	52,075
Hamilton Insurance Group Ltd. "B"*	2,209	30,771
HCI Group, Inc.	1,050	121,884
Hippo Holdings, Inc.*	1,663	30,383
Horace Mann Educators Corp.	6,219	230,041
Investors Title Co.	198	32,312
James River Group Holdings Ltd.	5,329	49,560
Kingsway Financial Services, Inc.*	1,579	13,169

Lemonade, Inc.*	7,764	127,407
Maiden Holdings Ltd.*	13,624	30,654
MBIA, Inc.*	6,875	46,475
Mercury General Corp.	4,069	209,960
National Western Life Group, Inc. "A"	345	169,726
NI Holdings, Inc.*	1,387	21,013
Oscar Health, Inc. "A"*	24,189	359,690
Palomar Holdings, Inc.*	3,677	308,243
ProAssurance Corp.*	7,845	100,887
Safety Insurance Group, Inc.	2,184	179,503
Selective Insurance Group, Inc.	8,978	980,128
Selectquote, Inc.*	19,829	39,658
SiriusPoint Ltd.*	10,505	133,519
Skyward Specialty Insurance Group, Inc.*	4,325	161,798
Stewart Information Services Corp.	3,942	256,467
Tiptree, Inc.	3,736	64,558
Trupanion, Inc.* (a)	5,795	160,000
United Fire Group, Inc.	3,277	71,340
Universal Insurance Holdings, Inc.	3,791	77,033
		7,450,677
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AFC Gamma, Inc.	2,327	28,808
Angel Oak Mortgage REIT, Inc.	1,894	20,342
Apollo Commercial Real Estate Finance, Inc.	20,811	231,834
Arbor Realty Trust, Inc. (a)	27,539	364,892
Ares Commercial Real Estate Corp.	7,801	58,117
ARMOUR Residential REIT, Inc. (a)	7,506	148,394
Blackstone Mortgage Trust, Inc. "A" (a)	25,764	512,961
BrightSpire Capital, Inc.	19,548	134,686
Chicago Atlantic Real Estate Finance, Inc.	2,470	38,952
Chimera Investment Corp.	33,463	154,264
Claros Mortgage Trust, Inc.	13,270	129,515
Dynex Capital, Inc.	8,156	101,542
Ellington Financial, Inc.	10,853	128,174
Franklin BSP Realty Trust, Inc.	12,066	161,202
Granite Point Mortgage Trust, Inc.	7,787	37,144
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	16,194	459,910
Invesco Mortgage Capital, Inc.	7,417	71,797
KKR Real Estate Finance Trust, Inc.	8,884	89,373
Ladder Capital Corp.	16,547	184,168
MFA Financial, Inc.	14,917	170,203
New York Mortgage Trust, Inc.	13,913	100,174
Nexpoint Real Estate Finance, Inc.	1,135	16,299
Orchid Island Capital, Inc. (a)	8,135	72,645
PennyMac Mortgage Investment Trust	12,910	189,519
Ready Capital Corp.	23,592	215,395
Redwood Trust, Inc.	18,969	120,832
TPG RE Finance Trust, Inc.	10,469	80,821
Two Harbors Investment Corp.	15,151	200,599
		4,222,562
Health Care 15.1%
Biotechnology 7.8%
2seventy bio, Inc.*	7,788	41,666
4D Molecular Therapeutics, Inc.*	6,128	195,238
89bio, Inc.*	11,556	134,512
Aadi Bioscience, Inc.*	2,599	6,082

ACADIA Pharmaceuticals, Inc.*	18,349	339,273
ACELYRIN, Inc.*	10,365	69,964
Acrivon Therapeutics, Inc.*	1,307	9,345
Actinium Pharmaceuticals, Inc.*	4,045	31,672
Adicet Bio, Inc.*	7,310	17,179
ADMA Biologics, Inc.*	32,172	212,335
Aerovate Therapeutics, Inc.*	1,574	46,543
Agenus, Inc.*	59,441	34,476
Agios Pharmaceuticals, Inc.*	8,132	237,780
Akero Therapeutics, Inc.*	9,131	230,649
Aldeyra Therapeutics, Inc.*	7,208	23,570
Alector, Inc.*	11,274	67,869
Alkermes PLC*	24,560	664,839
Allakos, Inc.*	10,323	13,007
Allogene Therapeutics, Inc.*	14,837	66,321
Allovir, Inc.*	6,488	4,898
Alpine Immune Sciences, Inc.*	5,703	226,067
Altimmune, Inc.*	7,682	78,203
ALX Oncology Holdings, Inc.*	4,111	45,838
Amicus Therapeutics, Inc.*	42,846	504,726
AnaptysBio, Inc.*	2,843	64,024
Anavex Life Sciences Corp.* (a)	10,977	55,873
Anika Therapeutics, Inc.*	2,197	55,804
Annexon, Inc.*	9,175	65,785
Apogee Therapeutics, Inc.* (a)	6,134	407,604
Arbutus Biopharma Corp.*	19,583	50,524
Arcellx, Inc.*	5,672	394,488
Arcturus Therapeutics Holdings, Inc.*	3,380	114,143
Arcus Biosciences, Inc.*	7,801	147,283
Arcutis Biotherapeutics, Inc.*	12,162	120,525
Ardelyx, Inc.*	34,709	253,376
ArriVent Biopharma, Inc.* (a)	1,378	24,611
Arrowhead Pharmaceuticals, Inc.*	17,231	492,807
ARS Pharmaceuticals, Inc.*	3,781	38,642
Astria Therapeutics, Inc.*	7,190	101,199
Atara Biotherapeutics, Inc.*	13,001	9,023
Aura Biosciences, Inc.*	5,263	41,315
Aurinia Pharmaceuticals, Inc.*	19,755	98,973
Avid Bioservices, Inc.*	9,620	64,454
Avidity Biosciences, Inc.*	10,954	279,546
Avita Medical, Inc.*	3,879	62,180
Beam Therapeutics, Inc.* (a)	10,996	363,308
BioAtla, Inc.*	6,915	23,788
BioCryst Pharmaceuticals, Inc.*	28,746	146,030
Biohaven Ltd.*	10,128	553,900
Biomea Fusion, Inc.* (a)	3,072	45,926
BioVie, Inc.*	726	384
Bioxcel Therapeutics, Inc.* (a)	2,978	8,398
Bluebird Bio, Inc.* (a)	25,602	32,771
Blueprint Medicines Corp.*	9,006	854,309
Bridgebio Pharma, Inc.*	17,308	535,163
Cabaletta Bio, Inc.* (a)	4,936	84,208
CareDx, Inc.*	7,681	81,342
Cargo Therapeutics, Inc.* (a)	3,141	70,107
Caribou Biosciences, Inc.*	12,613	64,831
Carisma Therapeutics, Inc.*	4,111	9,332
Cartesian Therapeutics, Inc.*	17,902	11,636
Catalyst Pharmaceuticals, Inc.*	16,328	260,268

Celcuity, Inc.*	2,673	57,737
Celldex Therapeutics, Inc.*	9,188	385,620
Century Therapeutics, Inc.*	4,162	17,397
Cerevel Therapeutics Holdings, Inc.*	10,651	450,218
CG oncology, Inc.*	3,388	148,733
Cogent Biosciences, Inc.*	12,569	84,464
Coherus Biosciences, Inc.*	14,337	34,265
Compass Therapeutics, Inc.*	14,159	28,035
Crinetics Pharmaceuticals, Inc.*	9,844	460,798
Cue Biopharma, Inc.*	5,402	10,210
Cullinan Oncology, Inc*	3,629	61,838
Cytokinetics, Inc.*	14,190	994,861
Day One Biopharmaceuticals, Inc.*	9,043	149,390
Deciphera Pharmaceuticals, Inc.*	7,701	121,137
Denali Therapeutics, Inc.*	17,738	363,984
Design Therapeutics, Inc.*	5,097	20,541
Disc Medicine, Inc.*	1,438	89,530
Dynavax Technologies Corp.*	18,991	235,678
Dyne Therapeutics, Inc.*	8,677	246,340
Eagle Pharmaceuticals, Inc.*	1,464	7,671
Editas Medicine, Inc.*	11,834	87,808
Emergent BioSolutions, Inc.*	7,558	19,122
Enanta Pharmaceuticals, Inc.*	2,739	47,823
Entrada Therapeutics, Inc.*	3,310	46,903
Erasca, Inc.*	12,652	26,063
Fate Therapeutics, Inc.*	12,699	93,211
Fennec Pharmaceuticals, Inc.*	2,792	31,047
FibroGen, Inc.*	14,082	33,093
Foghorn Therapeutics, Inc.*	2,986	20,036
Genelux Corp.*	2,635	16,943
Generation Bio Co.*	7,055	28,714
Geron Corp.*	76,558	252,641
Gritstone bio, Inc.*	13,654	35,091
Halozyme Therapeutics, Inc.*	19,383	788,500
Heron Therapeutics, Inc.*	15,592	43,190
HilleVax, Inc.*	3,995	66,437
Humacyte, Inc.*	8,303	25,822
Ideaya Biosciences, Inc.*	9,847	432,086
IGM Biosciences, Inc.*	1,804	17,409
Immuneering Corp. "A"*	3,141	9,077
ImmunityBio, Inc.* (a)	20,235	108,662
Immunovant, Inc.*	7,978	257,769
Inhibrx, Inc.*	5,039	176,163
Inozyme Pharma, Inc.*	7,206	55,198
Insmed, Inc.*	20,695	561,455
Intellia Therapeutics, Inc.*	13,257	364,700
Iovance Biotherapeutics, Inc.*	35,226	522,049
Ironwood Pharmaceuticals, Inc.*	20,299	176,804
iTeos Therapeutics, Inc.*	3,453	47,099
Janux Therapeutics, Inc.* (a)	2,549	95,970
KalVista Pharmaceuticals, Inc.*	4,696	55,695
Karyopharm Therapeutics, Inc.*	17,768	26,830
Keros Therapeutics, Inc.*	3,783	250,435
Kezar Life Sciences, Inc.*	11,179	10,079
Kiniksa Pharmaceuticals Ltd. "A"*	4,891	96,499
Kodiak Sciences, Inc.*	4,947	26,021
Krystal Biotech, Inc.*	3,230	574,714
Kura Oncology, Inc.*	10,658	227,335

Kymera Therapeutics, Inc.*	5,994	240,959
Larimar Therapeutics, Inc.*	3,960	30,056
LENZ Therapeutics, Inc.	631	14,097
Lexeo Therapeutics, Inc.*	1,434	22,485
Lexicon Pharmaceuticals, Inc.*	14,403	34,567
Lineage Cell Therapeutics, Inc.*	19,932	29,499
Lyell Immunopharma, Inc.*	27,354	60,999
MacroGenics, Inc.*	9,200	135,424
Madrigal Pharmaceuticals, Inc.*	2,188	584,284
MannKind Corp.*	39,020	176,761
MeiraGTx Holdings PLC*	5,230	31,746
Merrimack Pharmaceuticals, Inc.*	1,609	23,765
Mersana Therapeutics, Inc.*	16,927	75,833
MiMedx Group, Inc.*	17,214	132,548
Mineralys Therapeutics, Inc.*	3,031	39,130
Mirum Pharmaceuticals, Inc.*	3,550	89,176
Monte Rosa Therapeutics, Inc.*	4,311	30,393
Morphic Holding, Inc.*	5,596	196,979
Mural Oncology PLC*	2,488	12,166
Myriad Genetics, Inc.*	12,863	274,239
Nkarta, Inc.*	4,700	50,807
Novavax, Inc.* (a)	16,142	77,159
Nurix Therapeutics, Inc.*	7,155	105,178
Nuvalent, Inc. "A"*	3,935	295,479
Nuvectis Pharma, Inc.*	1,051	8,618
Ocean Biomedical, Inc.* (a)	1,342	5,079
Olema Pharmaceuticals, Inc.*	4,154	47,023
Omega Therapeutics, Inc.*	3,788	13,826
Organogenesis Holdings, Inc.*	10,819	30,726
ORIC Pharmaceuticals, Inc.*	6,049	83,174
Outlook Therapeutics, Inc.*	1,271	15,176
Ovid therapeutics, Inc.*	9,195	28,045
PDS Biotechnology Corp.* (a)	4,348	17,218
PepGen, Inc.*	1,572	23,108
PMV Pharmaceuticals, Inc.*	5,590	9,503
Poseida Therapeutics, Inc.*	10,662	34,012
Precigen, Inc.* (a)	21,415	31,052
Prelude Therapeutics, Inc.*	1,577	7,475
Prime Medicine, Inc.* (a)	6,120	42,840
ProKidney Corp.*	6,311	10,350
Protagonist Therapeutics, Inc.*	8,397	242,925
Protalix BioTherapeutics, Inc.*	8,708	10,972
Prothena Corp. PLC*	6,194	153,425
PTC Therapeutics, Inc.*	10,609	308,616
Rallybio Corp.*	4,728	8,747
RAPT Therapeutics, Inc.*	4,548	40,841
Recursion Pharmaceuticals, Inc. "A"*	20,788	207,256
REGENXBIO, Inc.*	6,270	132,109
Relay Therapeutics, Inc.*	13,941	115,710
Reneo Pharmaceuticals, Inc.*	1,506	2,500
Replimune Group, Inc.*	7,574	61,880
REVOLUTION Medicines, Inc.*	20,711	667,516
Rhythm Pharmaceuticals, Inc.*	7,895	342,090
Rigel Pharmaceuticals, Inc.*	27,811	41,160
Rocket Pharmaceuticals, Inc.*	9,255	249,330
Sage Therapeutics, Inc.*	7,673	143,792
Sagimet Biosciences, Inc. "A"*	2,657	14,401
Sana Biotechnology, Inc.*	14,486	144,860

Sangamo Therapeutics, Inc.*	20,905	14,011
Savara, Inc.*	13,463	67,046
Scholar Rock Holding Corp.*	8,438	149,859
Seres Therapeutics, Inc.*	15,065	11,662
SpringWorks Therapeutics, Inc.*	10,153	499,731
Stoke Therapeutics, Inc.* (a)	4,277	57,739
Summit Therapeutics, Inc.*	18,036	74,669
Sutro Biopharma, Inc.*	9,364	52,907
Syndax Pharmaceuticals, Inc.*	11,555	275,009
Tango Therapeutics, Inc.*	6,929	55,016
Tenaya Therapeutics, Inc.*	6,815	35,642
TG Therapeutics, Inc.*	20,484	311,562
Travere Therapeutics, Inc.*	11,110	85,658
Turnstone Biologics Corp.*	1,210	3,170
Twist Bioscience Corp.*	8,602	295,135
Tyra Biosciences, Inc.*	2,162	35,457
UroGen Pharma Ltd.*	4,140	62,100
Vanda Pharmaceuticals, Inc.*	8,913	36,632
Vaxcyte, Inc.*	15,838	1,081,894
Vaxxinity, Inc. "A"*	6,675	4,789
Vera Therapeutics, Inc.*	5,985	258,073
Veracyte, Inc.*	10,661	236,248
Vericel Corp.*	7,141	371,475
Verve Therapeutics, Inc.*	9,534	126,612
Vigil Neuroscience, Inc.*	2,491	8,494
Viking Therapeutics, Inc.*	15,195	1,245,990
Vir Biotechnology, Inc.*	12,073	122,299
Viridian Therapeutics, Inc.*	7,177	125,669
Vor BioPharma, Inc.*	5,852	13,869
Voyager Therapeutics, Inc.*	5,793	53,933
X4 Pharmaceuticals, Inc.*	18,973	26,372
Xencor, Inc.*	8,794	194,611
XOMA Corp.*	1,133	27,249
Y-mAbs Therapeutics, Inc.*	5,581	90,747
Zentalis Pharmaceuticals, Inc.*	8,478	133,613
Zura Bio Ltd.*	2,068	5,315
Zymeworks, Inc.*	8,283	87,137
		31,509,350
Health Care Equipment & Supplies 2.6%
Accuray, Inc.*	14,471	35,743
Alphatec Holdings, Inc.*	13,866	191,212
AngioDynamics, Inc.*	5,622	33,001
Artivion, Inc.*	6,036	127,722
AtriCure, Inc.*	7,032	213,914
Atrion Corp.	213	98,736
Avanos Medical, Inc.*	7,090	141,162
Axogen, Inc.*	6,094	49,179
Axonics, Inc.*	7,439	513,068
Beyond Air, Inc.* (a)	3,968	6,904
Butterfly Network, Inc.*	21,729	23,467
Cerus Corp.*	27,766	52,478
ClearPoint Neuro, Inc.*	3,604	24,507
CONMED Corp.	4,518	361,802
Cutera, Inc.*	2,496	3,669
CVRx, Inc.*	1,721	31,339
Embecta Corp.	8,409	111,587
Glaukos Corp.*	7,024	662,293
Haemonetics Corp.*	7,423	633,553

Inari Medical, Inc.*	7,903	379,186
Inmode Ltd.*	11,337	244,993
Inogen, Inc.*	3,482	28,100
Integer Holdings Corp.*	4,927	574,882
iRadimed Corp.	1,136	49,973
iRhythm Technologies, Inc.*	4,596	533,136
KORU Medical Systems, Inc.*	5,398	12,739
Lantheus Holdings, Inc.*	10,079	627,317
LeMaitre Vascular, Inc.	2,980	197,753
LivaNova PLC*	8,134	455,016
Merit Medical Systems, Inc.*	8,430	638,573
Neogen Corp.* (a)	32,227	508,542
Nevro Corp.*	5,069	73,196
Omnicell, Inc.*	6,557	191,661
OraSure Technologies, Inc.*	11,020	67,773
Orchestra BioMed Holdings, Inc.*	1,933	10,187
Orthofix Medical, Inc.*	5,447	79,090
OrthoPediatrics Corp.*	2,441	71,180
Outset Medical, Inc.*	7,633	16,945
Paragon 28, Inc.*	6,797	83,943
PROCEPT BioRobotics Corp.*	6,064	299,683
Pulmonx Corp.*	5,702	52,858
Pulse Biosciences, Inc.* (a)	2,572	22,402
RxSight, Inc.*	4,292	221,381
Sanara Medtech, Inc.*	585	21,645
Semler Scientific, Inc.*	673	19,658
SI-BONE, Inc.*	5,959	97,549
Sight Sciences, Inc.*	3,137	16,563
Silk Road Medical, Inc.*	5,963	109,242
STAAR Surgical Co.*	7,308	279,750
Surmodics, Inc.*	2,096	61,497
Tactile Systems Technology, Inc.*	3,597	58,451
Tela Bio, Inc.*	2,481	14,067
TransMedics Group, Inc.*	4,688	346,631
Treace Medical Concepts, Inc.*	6,989	91,207
UFP Technologies, Inc.*	1,072	270,358
Utah Medical Products, Inc.	479	34,062
Varex Imaging Corp.*	6,035	109,234
Vicarious Surgical, Inc.*	10,942	3,299
Zimvie, Inc.*	4,013	66,174
Zynex, Inc.* (a)	2,397	29,651
		10,384,883
Health Care Providers & Services 2.5%
23andMe Holding Co. "A"*	44,968	23,923
Accolade, Inc.*	10,045	105,272
AdaptHealth Corp.*	13,877	159,724
Addus HomeCare Corp.*	2,363	244,192
Agiliti, Inc.*	4,599	46,542
AirSculpt Technologies, Inc.*	1,863	11,439
Alignment Healthcare, Inc.*	12,287	60,943
AMN Healthcare Services, Inc.*	5,642	352,681
Astrana Health, Inc.*	6,484	272,263
Aveanna Healthcare Holdings, Inc.*	8,123	20,226
BrightSpring Health Services, Inc.* (a)	7,599	82,601
Brookdale Senior Living, Inc.*	28,048	185,397
CareMax, Inc.*	390	1,880
Castle Biosciences, Inc.*	3,852	85,322
Community Health Systems, Inc.*	19,767	69,184

CorVel Corp.*	1,293	340,007
Cross Country Healthcare, Inc.*	4,951	92,683
Docgo, Inc.*	12,001	48,484
Enhabit, Inc.*	7,807	90,952
Fulgent Genetics, Inc.*	3,131	67,943
Guardant Health, Inc.*	16,658	343,655
HealthEquity, Inc.*	12,668	1,034,089
Hims & Hers Health, Inc.*	18,337	283,673
InfuSystem Holdings, Inc.*	2,808	24,065
Innovage Holding Corp.*	2,403	10,669
LifeStance Health Group, Inc.*	15,223	93,926
ModivCare, Inc.*	1,900	44,555
Nano-X Imaging Ltd.* (a)	7,123	69,592
National HealthCare Corp.	1,896	179,191
National Research Corp.	2,169	85,914
NeoGenomics, Inc.*	18,774	295,127
OPKO Health, Inc.* (a)	62,393	74,872
Option Care Health, Inc.*	24,854	833,603
Owens & Minor, Inc.*	10,956	303,591
P3 Health Partners, Inc.*	6,208	6,394
Patterson Companies, Inc.	12,283	339,625
Pediatrix Medical Group, Inc.*	12,823	128,615
PetIQ, Inc.*	4,056	74,144
Privia Health Group, Inc.*	16,918	331,424
Progyny, Inc.*	11,705	446,546
Quipt Home Medical Corp.*	6,263	27,369
RadNet, Inc.*	9,022	439,010
Select Medical Holdings Corp.	15,574	469,556
Surgery Partners, Inc.*	11,373	339,257
The Ensign Group, Inc.	8,129	1,011,410
The Joint Corp.*	2,391	31,226
The Pennant Group, Inc.*	4,039	79,286
U.S. Physical Therapy, Inc.	2,245	253,393
Viemed Healthcare, Inc.*	5,214	49,168
		10,064,603
Health Care Technology 0.3%
American Well Corp. "A"*	38,157	30,934
Definitive Healthcare Corp.*	6,971	56,256
Evolent Health, Inc. "A"*	16,601	544,347
Health Catalyst, Inc.*	8,396	63,222
HealthStream, Inc.	3,724	99,282
Multiplan Corp.*	58,855	47,743
OptimizeRx Corp.*	2,439	29,634
Phreesia, Inc.*	7,706	184,404
Schrodinger, Inc.*	8,039	217,053
Sharecare, Inc.*	48,911	37,539
Simulations Plus, Inc.	2,264	93,164
TruBridge, Inc.*	2,115	19,500
		1,423,078
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies Corp.*	17,467	56,069
Akoya Biosciences, Inc.*	3,812	17,878
BioLife Solutions, Inc.*	5,324	98,760
Codexis, Inc.*	9,273	32,363
CryoPort, Inc.*	6,579	116,448
Cytek Biosciences, Inc.*	17,615	118,197
Harvard Bioscience, Inc.*	6,058	25,686
MaxCyte, Inc.*	13,792	57,789

Mesa Laboratories, Inc.	795	87,235
Nautilus Biotechnology, Inc.*	7,810	22,961
OmniAb, Inc.*	14,311	77,566
Pacific Biosciences of California, Inc.*	37,038	138,893
Quanterix Corp.*	5,362	126,329
Quantum-Si, Inc.*	16,051	31,620
Seer, Inc.*	9,110	17,309
		1,025,103
Pharmaceuticals 1.6%
Aclaris Therapeutics, Inc.*	10,759	13,341
Amneal Pharmaceuticals, Inc.*	17,566	106,450
Amphastar Pharmaceuticals, Inc.*	5,687	249,716
Amylyx Pharmaceuticals, Inc.*	7,746	21,999
ANI Pharmaceuticals, Inc.*	2,216	153,192
Arvinas, Inc.*	7,464	308,114
Assertio Holdings, Inc.*	13,254	12,715
Atea Pharmaceuticals, Inc.*	11,448	46,250
Axsome Therapeutics, Inc.*	5,263	419,987
Biote Corp. "A"*	2,296	13,317
Bright Green Corp.*	9,613	2,342
Cara Therapeutics, Inc.*	8,323	7,574
Cassava Sciences, Inc.* (a)	6,140	124,581
Citius Pharmaceuticals, Inc.*	19,107	17,145
Collegium Pharmaceutical, Inc.*	4,758	184,706
Corcept Therapeutics, Inc.*	12,193	307,142
CorMedix, Inc.*	8,533	36,180
Edgewise Therapeutics, Inc.*	8,482	154,712
Enliven Therapeutics, Inc.* (a)	3,610	63,500
Evolus, Inc.*	6,447	90,258
Eyenovia, Inc.*	4,365	4,304
EyePoint Pharmaceuticals, Inc.*	5,397	111,556
Harmony Biosciences Holdings, Inc.*	4,730	158,833
Harrow, Inc.*	4,421	58,490
Ikena Oncology, Inc.*	3,322	4,717
Innoviva, Inc.*	8,634	131,582
Intra-Cellular Therapies, Inc.*	13,977	967,208
Ligand Pharmaceuticals, Inc.*	2,523	184,431
Liquidia Corp.*	7,251	106,952
Longboard Pharmaceuticals, Inc.*	3,599	77,738
Marinus Pharmaceuticals, Inc.*	7,718	69,771
Neumora Therapeutics, Inc.*	2,268	31,185
NGM Biopharmaceuticals, Inc.*	7,149	11,367
Nuvation Bio, Inc.*	22,710	82,664
Ocular Therapeutix, Inc.*	16,776	152,662
Omeros Corp.* (a)	9,449	32,599
Optinose, Inc.*	11,525	16,827
Pacira BioSciences, Inc.*	6,648	194,255
Phathom Pharmaceuticals, Inc.* (a)	5,004	53,142
Phibro Animal Health Corp. "A"	3,254	42,074
Pliant Therapeutics, Inc.*	8,575	127,767
Prestige Consumer Healthcare, Inc.*	7,365	534,404
Revance Therapeutics, Inc.*	13,382	65,839
Scilex Holding Co.*	10,126	16,100
scPharmaceuticals, Inc.*	4,473	22,454
SIGA Technologies, Inc.	7,213	61,743
Supernus Pharmaceuticals, Inc.*	7,430	253,437
Taro Pharmaceutical Industries Ltd.*	1,245	52,713
Tarsus Pharmaceuticals, Inc.*	4,356	158,341

Terns Pharmaceuticals, Inc.*	6,651	43,631
Theravance Biopharma, Inc.* (a)	7,679	68,881
Third Harmonic Bio, Inc.*	3,024	28,547
Trevi Therapeutics, Inc.*	6,548	22,591
Ventyx Biosciences, Inc.*	6,937	38,154
Verrica Pharmaceuticals, Inc.* (a)	3,208	18,991
WaVe Life Sciences Ltd.*	10,577	65,260
Xeris Biopharma Holdings, Inc.*	20,745	45,846
Zevra Therapeutics, Inc.*	5,319	30,850
		6,481,127
Industrials 17.3%
Aerospace & Defense 0.9%
AAR Corp.*	5,089	304,678
AeroVironment, Inc.*	3,999	612,967
AerSale Corp.*	4,933	35,419
Archer Aviation, Inc. "A"* (a)	22,080	102,010
Astronics Corp.*	3,895	74,161
Cadre Holdings, Inc.	2,996	108,455
Ducommun, Inc.*	2,036	104,447
Eve Holding, Inc.*	2,836	15,314
Kaman Corp.	4,268	195,773
Kratos Defense & Security Solutions, Inc.*	21,379	392,946
Leonardo DRS, Inc.*	10,099	223,087
Moog, Inc. "A"	4,265	680,907
National Presto Industries, Inc.	775	64,945
Park Aerospace Corp.	2,903	48,277
Redwire Corp.*	1,296	5,689
Rocket Lab USA, Inc.*	42,626	175,193
Terran Orbital Corp.* (a)	13,779	18,051
Triumph Group, Inc.*	9,704	145,948
V2X, Inc.*	1,625	75,904
Virgin Galactic Holdings, Inc.* (a)	54,715	80,978
		3,465,149
Air Freight & Logistics 0.2%
Air Transport Services Group, Inc.*	7,346	101,081
Forward Air Corp.	3,794	118,031
Hub Group, Inc. "A"	9,324	402,983
Radiant Logistics, Inc.*	5,901	31,984
		654,079
Building Products 2.0%
AAON, Inc.	10,091	889,017
American Woodmark Corp.*	2,417	245,712
Apogee Enterprises, Inc.	3,342	197,846
AZZ, Inc.	3,734	288,676
CSW Industrials, Inc.	2,293	537,938
Gibraltar Industries, Inc.*	4,495	361,982
Griffon Corp.	5,801	425,445
Insteel Industries, Inc.	2,894	110,609
Janus International Group, Inc.*	12,875	194,799
JELD-WEN Holding, Inc.*	12,859	272,997
Masonite International Corp.*	3,256	428,001
Masterbrand, Inc.*	19,202	359,845
Quanex Building Products Corp.	5,012	192,611
Resideo Technologies, Inc.*	21,893	490,841
Simpson Manufacturing Co., Inc.	6,388	1,310,690

UFP Industries, Inc.	8,951	1,101,063
Zurn Elkay Water Solutions Corp.	22,099	739,654
		8,147,726
Commercial Services & Supplies 1.6%
ABM Industries, Inc.	9,280	414,073
ACCO Brands Corp.	14,335	80,419
ACV Auctions, Inc. "A"*	19,058	357,719
Aris Water Solutions, Inc. "A"	4,667	66,038
BrightView Holdings, Inc.*	6,119	72,816
Casella Waste Systems, Inc. "A"*	8,372	827,740
CECO Environmental Corp.*	4,588	105,616
Cimpress PLC*	2,710	239,862
CompX International, Inc.	256	8,781
CoreCivic, Inc.*	16,679	260,359
Deluxe Corp.	6,633	136,573
Ennis, Inc.	3,826	78,471
Enviri Corp.*	12,018	109,965
Healthcare Services Group, Inc.*	11,346	141,598
HNI Corp.	6,834	308,418
Interface, Inc.	8,714	146,569
LanzaTech Global, Inc.*	3,243	10,037
Li-cycle Holdings Corp.*	20,856	21,482
Liquidity Services, Inc.*	3,583	66,644
Matthews International Corp. "A"	4,308	133,893
MillerKnoll, Inc.	10,908	270,082
Montrose Environmental Group, Inc.*	4,251	166,512
NL Industries, Inc.	1,654	12,124
OPENLANE, Inc.*	15,647	270,693
Performant Financial Corp.*	10,534	30,970
Pitney Bowes, Inc.	25,130	108,813
Quad Graphics, Inc.	5,260	27,931
SP Plus Corp.*	2,976	155,407
Steelcase, Inc. "A"	13,630	178,280
The Brink's Co.	6,606	610,262
The GEO Group, Inc.*	18,231	257,422
UniFirst Corp.	2,221	385,188
Viad Corp.*	3,092	122,103
VSE Corp.	1,970	157,600
		6,340,460
Construction & Engineering 1.9%
Ameresco, Inc. "A"*	4,821	116,331
API Group Corp.*	31,223	1,226,127
Arcosa, Inc.	7,179	616,389
Argan, Inc.	1,928	97,441
Bowman Consulting Group Ltd.*	1,553	54,029
Comfort Systems U.S.A., Inc.	5,270	1,674,332
Concrete Pumping Holdings, Inc.*	3,638	28,740
Construction Partners, Inc. "A"*	6,304	353,970
Dycom Industries, Inc.*	4,251	610,146
Fluor Corp.*	21,131	893,419
Granite Construction, Inc.	6,534	373,287
Great Lakes Dredge & Dock Corp.*	9,865	86,319
IES Holdings, Inc.*	1,242	151,077
INNOVATE Corp.*	7,312	5,123
Limbach Holdings, Inc.*	1,418	58,733
MYR Group, Inc.*	2,437	430,740
Northwest Pipe Co.*	1,451	50,321
Primoris Services Corp.	7,963	338,985

Southland Holdings, Inc.*	574	2,956
Sterling Infrastructure, Inc.*	4,447	490,548
Tutor Perini Corp.*	6,356	91,908
		7,750,921
Electrical Equipment 1.4%
Allient, Inc.	2,031	72,466
Amprius Technologies, Inc.*	844	2,237
Array Technologies, Inc.*	22,409	334,118
Atkore, Inc.	5,519	1,050,597
Babcock & Wilcox Enterprises, Inc.*	8,273	9,348
Blink Charging Co.* (a)	8,433	25,383
Bloom Energy Corp. "A"* (a)	28,344	318,587
Dragonfly Energy Holdings Corp.*	3,801	2,053
Encore Wire Corp.	2,248	590,729
Energy Vault Holdings, Inc.*	15,322	27,426
EnerSys	6,113	577,434
Enovix Corp.* (a)	20,320	162,763
Eos Energy Enterprises, Inc.* (a)	24,805	25,549
Ess Tech, Inc.*	14,917	10,789
Fluence Energy, Inc.*	8,811	152,783
FTC Solar, Inc.*	10,079	5,433
FuelCell Energy, Inc.*	69,212	82,362
GrafTech International, Ltd.	30,215	41,697
LSI Industries, Inc.	4,035	61,009
NEXTracker, Inc. "A"*	18,705	1,052,530
NuScale Power Corp.*	8,767	46,553
Powell Industries, Inc.	1,373	195,378
Preformed Line Products Co.	386	49,667
SES AI Corp.*	19,435	32,651
Shoals Technologies Group, Inc. "A"*	25,275	282,575
SKYX Platforms Corp.*	8,938	11,709
Stem, Inc.* (a)	21,868	47,891
SunPower Corp.* (a)	12,707	38,121
Thermon Group Holdings, Inc.*	4,844	158,496
TPI Composites, Inc.*	6,530	19,002
Vicor Corp.*	3,209	122,712
		5,610,048
Ground Transportation 0.4%
ArcBest Corp.	3,526	502,455
Covenant Logistics Group, Inc.	1,274	59,063
Daseke, Inc.*	6,511	54,041
FTAI Infrastructure, Inc.	14,062	88,309
Heartland Express, Inc.	7,185	85,789
Marten Transport Ltd.	8,442	156,008
P.A.M. Transportation Services, Inc.*	1,054	17,085
RXO, Inc.*	17,146	374,983
Universal Logistics Holdings, Inc.	1,097	40,446
Werner Enterprises, Inc.	9,520	372,423
		1,750,602
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,967	95,763
Machinery 3.7%
374Water, Inc.*	9,195	11,586
3D Systems Corp.*	19,898	88,347
Alamo Group, Inc.	1,496	341,582
Albany International Corp. "A"	4,693	438,842

Astec Industries, Inc.	3,452	150,887
Atmus Filtration Technologies, Inc.*	12,518	403,706
Barnes Group, Inc.	7,363	273,535
Blue Bird Corp.*	4,088	156,734
Chart Industries, Inc.*	6,375	1,050,090
Columbus McKinnon Corp.	4,281	191,061
Commercial Vehicle Group, Inc.*	5,085	32,697
Desktop Metal, Inc. "A"* (a)	43,595	38,364
Douglas Dynamics, Inc.	3,462	83,503
Energy Recovery, Inc.*	8,070	127,425
Enerpac Tool Group Corp.	8,234	293,624
Enpro, Inc.	3,105	524,031
ESCO Technologies, Inc.	3,801	406,897
Federal Signal Corp.	8,912	756,361
Franklin Electric Co., Inc.	6,845	731,114
Gencor Industries, Inc.*	1,639	27,355
Gorman-Rupp Co.	3,485	137,832
Greenbrier Companies, Inc.	4,492	234,033
Helios Technologies, Inc.	5,021	224,388
Hillenbrand, Inc.	10,498	527,944
Hillman Solutions Corp.*	29,392	312,731
Hyliion Holdings Corp.*	23,005	40,489
Hyster-Yale Materials Handling, Inc.	1,681	107,870
John Bean Technologies Corp.	4,767	500,011
Kadant, Inc.	1,747	573,191
Kennametal, Inc.	11,831	295,065
Lindsay Corp.	1,614	189,903
Luxfer Holdings PLC	4,237	43,938
Mayville Engineering Co., Inc.*	1,757	25,178
Microvast Holdings, Inc.* (a)	32,815	27,466
Miller Industries, Inc.	1,713	85,821
Mueller Industries, Inc.	16,728	902,141
Mueller Water Products, Inc. "A"	23,296	374,833
Nikola Corp.* (a)	106,730	110,999
Omega Flex, Inc.	531	37,664
Park-Ohio Holdings Corp.	1,306	34,844
Proto Labs, Inc.*	3,817	136,458
REV Group, Inc.	4,931	108,926
Shyft Group, Inc.	5,297	65,789
SPX Technologies, Inc.*	6,563	808,102
Standex International Corp.	1,773	323,076
Tennant Co.	2,786	338,805
Terex Corp.	9,959	641,360
The Manitowoc Co., Inc.*	5,315	75,154
Titan International, Inc.*	7,541	93,961
Trinity Industries, Inc.	12,228	340,550
Velo3D, Inc.* (a)	13,864	6,316
Wabash National Corp.	6,972	208,742
Watts Water Technologies, Inc. "A"	4,081	867,417
		14,928,738
Marine Transportation 0.3%
Costamare, Inc.	7,109	80,687
Eagle Bulk Shipping, Inc.	1,424	88,957
Genco Shipping & Trading Ltd.	6,333	128,750
Golden Ocean Group Ltd.	18,069	234,174
Himalaya Shipping Ltd.*	4,031	31,079
Matson, Inc.	5,152	579,085

Pangaea Logistics Solutions Ltd.	5,472	38,140
Safe Bulkers, Inc.	10,396	51,564
		1,232,436
Passenger Airlines 0.4%
Allegiant Travel Co.	2,375	178,624
Blade Air Mobility, Inc.*	9,256	26,380
Frontier Group Holdings, Inc.*	5,252	42,594
Hawaiian Holdings, Inc.*	7,740	103,174
JetBlue Airways Corp.*	50,376	373,790
Joby Aviation, Inc.* (a)	41,019	219,862
SkyWest, Inc.*	5,980	413,098
Spirit Airlines, Inc.	16,217	78,490
Sun Country Airlines Holdings, Inc.*	6,406	96,666
		1,532,678
Professional Services 2.4%
Alight, Inc. "A"*	61,370	604,494
ASGN, Inc.*	6,824	714,882
Asure Software, Inc.*	3,563	27,720
Barrett Business Services, Inc.	936	118,610
Blacksky Technology, Inc.*	18,235	24,800
CBIZ, Inc.*	7,121	558,999
Conduent, Inc.*	24,489	82,773
CRA International, Inc.	984	147,187
CSG Systems International, Inc.	4,333	223,323
ExlService Holdings, Inc.*	23,942	761,356
Exponent, Inc.	7,511	621,085
First Advantage Corp.	7,794	126,419
FiscalNote Holdings, Inc.* (a)	9,652	12,837
Forrester Research, Inc.*	1,716	36,997
Franklin Covey Co.*	1,809	71,021
Heidrick & Struggles International, Inc.	2,982	100,374
HireQuest, Inc.	827	10,710
HireRight Holdings Corp.*	1,713	24,445
Huron Consulting Group, Inc.*	2,726	263,386
IBEX Holdings Ltd.*	1,353	20,877
ICF International, Inc.	2,773	417,697
Innodata, Inc.*	3,892	25,687
Insperity, Inc.	5,291	579,947
Kelly Services, Inc. "A"	4,671	116,962
Kforce, Inc.	2,745	193,577
Korn Ferry	7,709	506,944
Legalzoom.com, Inc.*	19,613	261,637
Maximus, Inc.	9,067	760,721
Mistras Group, Inc.*	3,315	31,691
NV5 Global, Inc.*	2,030	198,960
Parsons Corp.*	6,140	509,313
Planet Labs PBC*	26,225	66,874
Resources Connection, Inc.	5,033	66,234
Skillsoft Corp.*	588	5,292
Sterling Check Corp.*	4,302	69,176
TriNet Group, Inc.	4,772	632,242
TrueBlue, Inc.*	4,745	59,407
TTEC Holdings, Inc.	3,010	31,214
Upwork, Inc.*	18,387	225,425
Verra Mobility Corp.*	20,193	504,219
Willdan Group, Inc.*	1,773	51,399
		9,866,913

Trading Companies & Distributors 2.1%
Alta Equipment Group, Inc.	3,466	44,885
Applied Industrial Technologies, Inc.	5,753	1,136,505
Beacon Roofing Supply, Inc.*	9,391	920,506
BlueLinx Holdings, Inc.*	1,278	166,447
Boise Cascade Co.	5,925	908,717
Custom Truck One Source, Inc.*	8,760	50,983
Distribution Solutions Group, Inc.*	1,408	49,956
DNOW, Inc.*	16,098	244,690
DXP Enterprises, Inc.*	1,871	100,529
EVI Industries, Inc.	1,104	27,490
FTAI Aviation Ltd.	14,791	995,434
GATX Corp.	5,261	705,132
Global Industrial Co.	2,027	90,769
GMS, Inc.*	5,920	576,253
H&E Equipment Services, Inc.	4,840	310,631
Herc Holdings, Inc.	4,223	710,731
Hudson Technologies, Inc.*	6,658	73,305
Karat Packaging, Inc.	992	28,381
McGrath RentCorp.	3,678	453,755
MRC Global, Inc.*	12,779	160,632
Rush Enterprises, Inc. "A"	8,947	478,843
Rush Enterprises, Inc. "B"	1,286	68,531
Titan Machinery, Inc.*	3,186	79,045
Transcat, Inc.*	1,236	137,727
Willis Lease Finance Corp.*	452	22,428
Xometry, Inc. "A"*	4,995	84,365
		8,626,670
Information Technology 14.7%
Communications Equipment 0.5%
ADTRAN Holdings, Inc.	12,102	65,835
Aviat Networks, Inc.*	1,723	66,060
Calix, Inc.*	8,715	288,989
Cambium Networks Corp.*	2,026	8,732
Clearfield, Inc.*	2,039	62,883
CommScope Holding Co., Inc.*	30,567	40,043
Comtech Telecommunications Corp.*	4,253	14,588
Digi International, Inc.*	5,383	171,879
DZS, Inc.*	3,116	4,113
Extreme Networks, Inc.*	18,702	215,821
Harmonic, Inc.*	16,242	218,293
Infinera Corp.*	30,463	183,692
KVH Industries, Inc.*	2,703	13,785
NETGEAR, Inc.*	4,531	71,454
NetScout Systems, Inc.*	10,123	221,086
Ribbon Communications, Inc.*	13,542	43,334
Viavi Solutions, Inc.*	32,757	297,761
		1,988,348
Electronic Equipment, Instruments & Components 2.6%
908 Devices, Inc.*	3,218	24,296
Advanced Energy Industries, Inc.	5,560	567,009
Aeva Technologies, Inc.*	2,169	8,524
Akoustis Technologies, Inc.*	10,563	6,244
Arlo Technologies, Inc.*	13,636	172,495
Badger Meter, Inc.	4,378	708,404
Bel Fuse, Inc. "B"	1,609	97,039

Belden, Inc.	6,156	570,107
Benchmark Electronics, Inc.	5,378	161,394
Climb Global Solutions, Inc.	634	44,938
CTS Corp.	4,544	212,614
Daktronics, Inc.*	5,820	57,967
ePlus, Inc.*	3,942	309,605
Evolv Technologies Holdings, Inc.*	17,646	78,525
Fabrinet*	5,474	1,034,695
FARO Technologies, Inc.*	2,722	58,550
Insight Enterprises, Inc.*	4,163	772,320
Iteris, Inc.*	6,498	32,100
Itron, Inc.*	6,752	624,695
Kimball Electronics, Inc.*	3,660	79,239
Knowles Corp.*	13,133	211,441
Lightwave Logic, Inc.* (a)	17,659	82,644
Luna Innovations, Inc.*	4,968	15,922
Methode Electronics, Inc.	5,173	63,007
MicroVision, Inc.* (a)	28,883	53,145
Mirion Technologies, Inc.*	29,413	334,426
Napco Security Technologies, Inc.	5,039	202,366
nLight, Inc.*	6,789	88,257
Novanta, Inc.*	5,321	929,951
OSI Systems, Inc.*	2,381	340,054
PAR Technology Corp.*	4,041	183,300
PC Connection, Inc.	1,761	116,103
Plexus Corp.*	4,093	388,098
Presto Automation, Inc.*	879	153
Richardson Electronics Ltd.	1,823	16,790
Rogers Corp.*	2,569	304,915
Sanmina Corp.*	8,140	506,145
ScanSource, Inc.*	3,721	163,873
SmartRent, Inc.*	28,657	76,801
TTM Technologies, Inc.*	15,212	238,068
Vishay Intertechnology, Inc.	18,760	425,477
Vishay Precision Group, Inc.*	1,894	66,915
Vuzix Corp.* (a)	8,950	10,830
		10,439,441
IT Services 0.4%
Applied Digital Corp.*	12,413	53,128
BigBear.ai Holdings, Inc.* (a)	7,794	15,978
BigCommerce Holdings, Inc.Series 1*	10,268	70,746
Brightcove, Inc.*	6,293	12,208
Couchbase, Inc.*	5,264	138,496
DigitalOcean Holdings, Inc.*	9,017	344,269
Fastly, Inc. "A"*	18,380	238,389
Grid Dynamics Holdings, Inc.*	8,379	102,978
Information Services Group, Inc.	5,892	23,804
Perficient, Inc.*	5,059	284,771
Rackspace Technology, Inc.*	8,271	13,068
Squarespace, Inc. "A"*	8,328	303,472
The Hackett Group, Inc.	3,832	93,118
Thoughtworks Holding, Inc.*	14,400	36,432
Tucows, Inc. "A"*	1,493	27,710
Unisys Corp.*	9,296	45,643
		1,804,210
Semiconductors & Semiconductor Equipment 2.9%
ACM Research, Inc. "A"*	7,217	210,303
Aehr Test Systems*	4,197	52,043

Alpha & Omega Semiconductor Ltd.*	3,324	73,261
Ambarella, Inc.*	5,708	289,795
Amkor Technology, Inc.	16,757	540,246
Atomera, Inc.*	2,972	18,308
Axcelis Technologies, Inc.*	4,831	538,753
CEVA, Inc.*	3,481	79,053
Cohu, Inc.*	6,824	227,444
Credo Technology Group Holding Ltd.*	18,376	389,387
Diodes, Inc.*	6,711	473,125
FormFactor, Inc.*	11,447	522,327
Ichor Holdings Ltd.*	4,344	167,765
Impinj, Inc.*	3,445	442,372
indie Semiconductor, Inc. "A"*	22,894	162,090
inTEST Corp.*	1,641	21,743
Kulicke & Soffa Industries, Inc.	8,331	419,133
MACOM Technology Solutions Holdings, Inc.*	8,204	784,631
Maxeon Solar Technologies Ltd.*	4,381	14,589
MaxLinear, Inc.*	11,131	207,816
Navitas Semiconductor Corp.*	17,355	82,783
NVE Corp.	731	65,922
Onto Innovation, Inc.*	7,279	1,318,081
PDF Solutions, Inc.*	4,657	156,801
Photronics, Inc.*	9,050	256,296
Power Integrations, Inc.	8,460	605,313
Rambus, Inc.*	15,986	988,095
Semtech Corp.*	9,683	266,186
Silicon Laboratories, Inc.*	4,751	682,814
SiTime Corp.*	2,646	246,687
SkyWater Technology, Inc.*	2,807	28,547
SMART Global Holdings, Inc.*	7,690	202,401
Synaptics, Inc.*	5,854	571,116
Transphorm, Inc.*	4,330	21,260
Ultra Clean Holdings, Inc.*	6,662	306,052
Veeco Instruments, Inc.*	7,665	269,578
		11,702,116
Software 6.2%
8x8, Inc.*	18,299	49,407
A10 Networks, Inc.	10,719	146,743
ACI Worldwide, Inc.*	16,083	534,116
Adeia, Inc.	15,741	171,892
Agilysys, Inc.*	3,056	257,499
Alarm.com Holdings, Inc.*	7,132	516,856
Alkami Technology, Inc.*	6,090	149,631
Altair Engineering, Inc. "A"*	8,165	703,415
American Software, Inc. "A"	5,096	58,349
Amplitude, Inc. "A"*	10,463	113,837
Appfolio, Inc. "A"*	2,850	703,209
Appian Corp. "A"*	6,210	248,090
Asana, Inc. "A"*	12,377	191,720
Aurora Innovation, Inc.*	52,692	148,591
Avepoint, Inc.*	22,421	177,574
Bit Digital, Inc.*	13,170	37,798
Blackbaud, Inc.*	6,478	480,279
BlackLine, Inc.*	8,508	549,447
Box, Inc. "A"*	20,878	591,265
Braze, Inc. "A"*	7,981	353,558
C3.ai, Inc. "A"*	12,295	332,826
Cerence, Inc.*	6,165	97,099

Cipher Mining, Inc.*	6,948	35,782
Cleanspark, Inc.*	28,569	605,949
Clear Secure, Inc. "A"	12,428	264,344
CommVault Systems, Inc.*	6,588	668,221
Consensus Cloud Solutions, Inc.*	3,052	48,405
CoreCard Corp.*	1,096	12,111
CS Disco, Inc.*	3,737	30,382
CXApp, Inc.*	294	720
Daily Journal Corp.*	209	75,577
Digimarc Corp.*	2,086	56,697
Digital Turbine, Inc.*	14,608	38,273
Domo, Inc. "B"*	4,925	43,931
E2open Parent Holdings, Inc.*	26,330	116,905
eGain Corp.*	2,965	19,124
Enfusion, Inc. "A"*	5,457	50,477
Envestnet, Inc.*	7,412	429,229
Everbridge, Inc.*	6,103	212,568
EverCommerce, Inc.*	3,690	34,760
Expensify, Inc. "A"*	8,555	15,741
Freshworks, Inc. "A"*	23,975	436,585
Instructure Holdings, Inc.*	2,992	63,969
Intapp, Inc.*	5,901	202,404
InterDigital, Inc.	3,791	403,590
Jamf Holding Corp.*	10,718	196,675
Kaltura, Inc.*	12,861	17,362
LivePerson, Inc.*	11,893	11,862
LiveRamp Holdings, Inc.*	9,495	327,578
Marathon Digital Holdings, Inc.* (a)	33,252	750,830
Matterport, Inc.*	38,484	86,974
MeridianLink, Inc.*	3,581	66,965
MicroStrategy, Inc. "A"* (a)	2,211	3,768,782
Mitek Systems, Inc.*	6,608	93,173
Model N, Inc.*	5,720	162,848
N-able, Inc.*	10,097	131,968
NextNav, Inc.*	8,270	54,417
Olo, Inc. "A"*	16,031	88,010
ON24, Inc.	3,781	26,996
OneSpan, Inc.*	6,282	73,060
PagerDuty, Inc.*	13,287	301,349
PowerSchool Holdings, Inc. "A"*	8,573	182,519
Progress Software Corp.	6,493	346,142
PROS Holdings, Inc.*	6,750	245,228
Q2 Holdings, Inc.*	8,390	440,978
Qualys, Inc.*	5,541	924,627
Rapid7, Inc.*	8,990	440,870
Red Violet, Inc.* (a)	1,699	33,215
Rimini Street, Inc.*	8,204	26,745
Riot Platforms, Inc.*	29,193	357,322
Sapiens International Corp. NV	4,684	150,637
SEMrush Holdings, Inc. "A"* (a)	4,843	64,218
Solarwinds Corp.*	7,816	98,638
SoundHound AI, Inc. "A"* (a)	19,970	117,623
SoundThinking, Inc.*	1,538	24,423
Sprinklr, Inc. "A"*	15,521	190,443
Sprout Social, Inc. "A"*	7,188	429,196
SPS Commerce, Inc.*	5,467	1,010,848
Tenable Holdings, Inc.*	17,336	856,919
Terawulf, Inc.*	22,659	59,593

Varonis Systems, Inc.*	16,138	761,229
Verint Systems, Inc.*	9,132	302,726
Veritone, Inc.* (a)	4,002	21,051
Viant Technology, Inc. "A"*	1,856	19,785
Weave Communications, Inc.*	5,061	58,100
Workiva, Inc.*	7,374	625,315
Xperi, Inc.*	6,290	75,857
Yext, Inc.*	16,498	99,483
Zeta Global Holdings Corp. "A"*	20,926	228,721
Zuora, Inc. "A"*	19,969	182,117
		25,012,362
Technology Hardware, Storage & Peripherals 2.1%
Composecure, Inc.* (a)	2,580	18,653
Corsair Gaming, Inc.*	5,735	70,770
CPI Card Group, Inc.*	677	12,091
Eastman Kodak Co.*	8,309	41,129
Immersion Corp.	4,697	35,134
Intevac, Inc.*	3,996	15,345
IonQ, Inc.* (a)	24,571	245,464
Super Micro Computer, Inc.*	7,576	7,651,987
Turtle Beach Corp.*	2,545	43,876
Xerox Holding Corp.	17,234	308,489
		8,442,938
Materials 4.5%
Chemicals 1.9%
AdvanSix, Inc.	3,743	107,050
American Vanguard Corp.	4,134	53,535
Arcadium Lithium PLC*	151,449	652,745
Aspen Aerogels, Inc.*	7,800	137,280
Avient Corp.	13,536	587,462
Balchem Corp.	4,770	739,112
Cabot Corp.	8,051	742,302
Core Molding Technologies, Inc.*	1,251	23,681
Danimer Scientific, Inc.* (a)	12,324	13,433
Ecovyst, Inc.*	13,865	154,595
H.B. Fuller Co.	8,073	643,741
Hawkins, Inc.	2,855	219,264
Ingevity Corp.*	5,519	263,256
Innospec, Inc.	3,735	481,591
Intrepid Potash, Inc.*	1,621	33,814
Koppers Holdings, Inc.	3,068	169,262
Kronos Worldwide, Inc.	3,387	39,967
LSB Industries, Inc.*	8,076	70,907
Mativ Holdings, Inc.	7,773	145,744
Minerals Technologies, Inc.	4,822	363,000
Origin Materials, Inc.*	16,088	8,205
Orion SA	8,139	191,429
Perimeter Solutions SA*	23,062	171,120
PureCycle Technologies, Inc.* (a)	17,153	106,692
Quaker Chemical Corp.	2,056	421,994
Rayonier Advanced Materials, Inc.*	9,680	46,270
Sensient Technologies Corp.	6,245	432,092
Stepan Co.	3,147	283,356
Trinseo PLC	5,227	19,758

Tronox Holdings PLC	17,605	305,447
Valhi, Inc.	300	5,154
		7,633,258
Construction Materials 0.4%
Knife River Corp.*	8,441	684,397
Summit Materials, Inc. "A"*	17,802	793,435
United States Lime & Minerals, Inc.	300	89,442
		1,567,274
Containers & Packaging 0.3%
Greif, Inc. "A"	3,601	248,649
Greif, Inc. "B"	801	55,685
Myers Industries, Inc.	5,536	128,269
O-I Glass, Inc*	23,000	381,570
Pactiv Evergreen, Inc.	5,940	85,061
Ranpak Holdings Corp.*	6,325	49,778
TriMas Corp.	6,016	160,808
		1,109,820
Metals & Mining 1.8%
5E Advanced Materials, Inc.*	6,744	9,037
Alpha Metallurgical Resources, Inc.	1,720	569,612
Arch Resources, Inc.	2,683	431,400
ATI, Inc.*	19,167	980,775
Caledonia Mining Corp. PLC	2,382	26,369
Carpenter Technology Corp.	7,242	517,224
Century Aluminum Co.*	8,138	125,244
Coeur Mining, Inc.*	52,146	196,590
Commercial Metals Co.	17,475	1,027,006
Compass Minerals International, Inc.	5,257	82,745
Constellium SE*	19,335	427,497
Contango ORE, Inc.*	1,115	22,133
Dakota Gold Corp.*	8,704	20,628
Haynes International, Inc.	1,926	115,791
Hecla Mining Co.	91,801	441,563
i-80 Gold Corp.*	29,731	39,840
Ivanhoe Electric, Inc.*	9,465	92,757
Kaiser Aluminum Corp.	2,388	213,392
Materion Corp.	3,082	406,053
Metallus, Inc.*	6,286	139,863
NioCorp. Developments Ltd.*	771	2,097
Novagold Resources, Inc.*	36,941	110,823
Olympic Steel, Inc.	1,416	100,366
Perpetua Resources Corp.*	5,823	24,224
Piedmont Lithium, Inc.*	2,793	37,203
Radius Recycling, Inc.	3,951	83,485
Ramaco Resources, Inc. "A"	3,340	56,246
Ramaco Resources, Inc. "B"	736	9,237
Ryerson Holding Corp.	4,259	142,676
SunCoke Energy, Inc.	12,161	137,054
Tredegar Corp.	4,170	27,188
Warrior Met Coal, Inc.	7,711	468,058
Worthington Steel, Inc.	4,705	168,674
		7,252,850
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,523	110,331

Glatfelter Corp.*	7,634	15,268
Sylvamo Corp.	5,267	325,184
		450,783
Real Estate 5.5%
Diversified REITs 0.5%
Alexander & Baldwin, Inc.	10,573	174,137
Alpine Income Property Trust, Inc.	1,981	30,270
American Assets Trust, Inc.	7,074	154,991
Armada Hoffler Properties, Inc.	10,273	106,839
Broadstone Net Lease, Inc.	28,055	439,622
CTO Realty Growth, Inc.	3,360	56,952
Empire State Realty Trust, Inc. "A"	19,973	202,326
Essential Properties Realty Trust, Inc.	23,198	618,459
Gladstone Commercial Corp.	5,626	77,864
Global Net Lease, Inc.	28,531	221,686
NexPoint Diversified Real Estate Trust	5,003	33,020
One Liberty Properties, Inc.	2,318	52,364
		2,168,530
Health Care REITs 0.5%
CareTrust REIT, Inc.	17,676	430,764
Community Healthcare Trust, Inc.	4,097	108,775
Diversified Healthcare Trust	36,212	89,082
Global Medical REIT, Inc.	9,328	81,620
LTC Properties, Inc.	5,977	194,312
National Health Investors, Inc.	6,179	388,227
Sabra Health Care REIT, Inc.	34,262	506,050
Universal Health Realty Income Trust	1,986	72,906
		1,871,736
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc.	32,122	526,158
Braemar Hotels & Resorts, Inc.	9,986	19,972
Chatham Lodging Trust	7,282	73,621
DiamondRock Hospitality Co.	31,674	304,387
Pebblebrook Hotel Trust	17,922	276,178
RLJ Lodging Trust	22,696	268,267
Ryman Hospitality Properties, Inc.	8,695	1,005,229
Service Properties Trust	24,967	169,276
Summit Hotel Properties, Inc.	16,063	104,570
Sunstone Hotel Investors, Inc.	30,676	341,731
Xenia Hotels & Resorts, Inc.	15,674	235,267
		3,324,656
Industrial REITs 0.4%
Innovative Industrial Properties, Inc.	4,140	428,656
LXP Industrial Trust	42,897	386,931
Plymouth Industrial REIT, Inc.	6,771	152,347
Terreno Realty Corp.	12,520	831,328
		1,799,262
Office REITs 0.7%
Brandywine Realty Trust	25,969	124,651
City Office REIT, Inc.	6,317	32,912
COPT Defense Properties	16,822	406,588
Douglas Emmett, Inc.	23,782	329,856
Easterly Government Properties, Inc.	13,964	160,726
Equity Commonwealth *	14,972	282,671
Hudson Pacific Properties, Inc.	20,732	133,721

JBG SMITH Properties	13,739	220,511
Office Properties Income Trust	7,334	14,961
Orion Office REIT, Inc.	8,668	30,425
Paramount Group, Inc.	28,261	132,544
Peakstone Realty Trust (a)	5,562	89,715
Piedmont Office Realty Trust, Inc. "A"	17,816	125,247
Postal Realty Trust, Inc. "A"	2,878	41,213
SL Green Realty Corp. (a)	9,609	529,744
		2,655,485
Real Estate Management & Development 0.7%
American Realty Investors, Inc.*	100	1,792
Anywhere Real Estate, Inc.*	16,312	100,808
Compass, Inc. "A"*	43,245	155,682
Cushman & Wakefield PLC*	24,545	256,741
DigitalBridge Group, Inc.	23,909	460,726
Douglas Elliman, Inc.*	11,619	18,358
eXp World Holdings, Inc. (a)	10,475	108,207
Forestar Group, Inc.*	2,832	113,818
FRP Holdings, Inc.*	1,018	62,505
Kennedy-Wilson Holdings, Inc.	17,515	150,279
Marcus & Millichap, Inc.	3,452	117,955
Maui Land & Pineapple Co., Inc.*	1,228	26,598
Newmark Group, Inc. "A"	20,190	223,907
Opendoor Technologies, Inc.*	84,675	256,565
RE/MAX Holdings, Inc. "A"	2,616	22,942
Redfin Corp.* (a)	16,954	112,744
Star Holdings*	1,758	22,713
Stratus Properties, Inc.*	861	19,657
Tejon Ranch Co.*	3,236	49,867
The RMR Group, Inc. "A"	2,167	52,008
The St. Joe Co.	5,084	294,720
Transcontinental Realty Investors, Inc.*	151	5,685
		2,634,277
Residential REITs 0.4%
Apartment Investment and Management Co. "A" *	21,246	174,005
BRT Apartments Corp.	1,764	29,635
Centerspace	2,286	130,622
Clipper Realty, Inc.	1,682	8,124
Elme Communities	12,779	177,884
Independence Realty Trust, Inc.	33,348	537,903
NexPoint Residential Trust, Inc.	3,239	104,263
UMH Properties, Inc.	9,015	146,404
Veris Residential, Inc.	11,523	175,265
		1,484,105
Retail REITs 1.1%
Acadia Realty Trust	14,711	250,234
Alexander's, Inc.	332	72,090
Cbl & Associates Properties, Inc.	4,032	92,373
Getty Realty Corp.	7,158	195,771
Inventrust Properties Corp.	9,953	255,892
Kite Realty Group Trust	32,308	700,437
NETSTREIT Corp.	10,455	192,058
Phillips Edison & Co., Inc.	17,845	640,100
Retail Opportunity Investments Corp.	18,016	230,965
Saul Centers, Inc.	1,794	69,051
SITE Centers Corp.	28,601	419,005
Tanger, Inc.	15,435	455,796

The Macerich Co.	32,395	558,166
Urban Edge Properties	16,862	291,207
Whitestone REIT	7,547	94,715
		4,517,860
Specialized REITs 0.4%
Farmland Partners, Inc.	6,711	74,492
Four Corners Property Trust, Inc.	13,621	333,306
Gladstone Land Corp.	5,143	68,608
Outfront Media, Inc.	21,776	365,619
PotlatchDeltic Corp.	11,826	556,058
Safehold, Inc.	7,383	152,090
Uniti Group, Inc.	34,918	206,016
		1,756,189
Utilities 2.5%
Electric Utilities 0.6%
ALLETE, Inc.	8,642	515,409
Genie Energy Ltd. "B"	3,046	45,934
MGE Energy, Inc.	5,415	426,269
Otter Tail Corp.	6,159	532,137
PNM Resources, Inc.	12,684	477,426
Portland General Electric Co.	15,181	637,602
		2,634,777
Gas Utilities 0.9%
Brookfield Infrastructure Corp. "A"	17,823	642,341
Chesapeake Utilities Corp.	3,217	345,184
New Jersey Resources Corp.	14,458	620,393
Northwest Natural Holding Co.	5,453	202,961
ONE Gas, Inc.	8,205	529,468
RGC Resources, Inc.	1,240	25,097
Southwest Gas Holdings, Inc.	9,316	709,227
Spire, Inc.	7,713	473,347
		3,548,018
Independent Power & Renewable Electricity Producers 0.2%
Altus Power, Inc.*	10,001	47,805
Montauk Renewables, Inc.*	10,307	42,877
Ormat Technologies, Inc.	8,035	531,836
Sunnova Energy International, Inc.*	15,607	95,671
		718,189
Multi-Utilities 0.4%
Avista Corp.	11,447	400,874
Black Hills Corp.	10,219	557,957
Northwestern Energy Group, Inc.	9,179	467,487
Unitil Corp.	2,300	120,405
		1,546,723
Water Utilities 0.4%
American States Water Co.	5,467	394,936
Artesian Resources Corp. "A"	1,343	49,839
Cadiz, Inc.*	6,416	18,606
California Water Service Group	8,681	403,493
Consolidated Water Co., Ltd.	2,296	67,296
Global Water Resources, Inc.	1,753	22,509
Middlesex Water Co.	2,665	139,912
Pure Cycle Corp.*	3,082	29,279

SJW Group	4,684	265,068
York Water Co.	2,190	79,431
		1,470,369
Total Common Stocks (Cost $332,880,879)		396,834,369

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Energy 0.0
Empire Petroleum Corp.,* (b)	2,172	0
Health Care 0.0%
Aduro Biotech, Inc.* (b)	2,328	0
Cartesian Therapeutics, Inc.* (b)	17,902	3,222
Chinook Therapeutics, Inc.* (b)	8,604	3,356
GTX, Inc.* (a) (b)	123	252
Tobira Therapeutics, Inc.* (b)	1,687	101
		6,931
Total Rights (Cost $6,527)		6,931

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.195% (d), 4/11/2024 (e) (Cost $449,347)	450,000	449,345

	Shares	Value ($)

Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (f) (g) (Cost $14,626,251)	14,626,251	14,626,251

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 5.36% (f) (Cost $6,296,543)	6,296,543	6,296,543

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $354,259,547)	103.5	418,213,439
Other Assets and Liabilities, Net	(3.5)	(14,297,739)
Net Assets	100.0	403,915,700
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (f) (g)
12,035,567	2,590,684 (h)	—	—	—	97,495	—	14,626,251	14,626,251
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 5.36% (f)
6,216,347	19,540,739	19,460,543	—	—	101,819	—	6,296,543	6,296,543
18,251,914	22,131,423	19,460,543	—	—	199,314	—	20,922,794	20,922,794

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $13,717,653, which is 3.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At March 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

REIT: Real Estate Investment Trust
At March 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	6/21/2024	68	7,149,434	7,296,060	146,626
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,448,430	$—	$—	$8,448,430
Consumer Discretionary	42,961,804	—	0	42,961,804
Consumer Staples	13,133,891	—	—	13,133,891
Energy	28,798,427	—	—	28,798,427
Financials	63,067,914	—	—	63,067,914
Health Care	60,888,144	—	—	60,888,144
Industrials	70,002,183	—	—	70,002,183
Information Technology	59,389,415	—	—	59,389,415
Materials	18,013,985	—	—	18,013,985
Real Estate	22,212,100	—	—	22,212,100
Utilities	9,918,076	—	—	9,918,076
Other Investments	—	—	0	0
Rights	—	—	6,931	6,931
Government & Agency Obligations	—	449,345	—	449,345
Short-Term Investments (a)	20,922,794	—	—	20,922,794
Derivatives (b)
Futures Contracts	146,626	—	—	146,626
Total	$417,903,789	$449,345	$6,931	$418,360,065

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$146,626
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-scif-PH1
R-080548-2 (1/25)